UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6452

Fidelity Union Street Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Arizona Municipal
Money Market Fund

May 31, 2010

1.802202.106

SPZ-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.2%
	Principal Amount	Value
Arizona - 93.2%
Arizona Board of Regents Arizona State Univ. Rev. Bonds (Tempe Campus Projs.) Series 2009 A, 4% 7/1/10	$ 2,185,000	$ 2,191,283
Arizona Health Facilities Auth. Rev.:
Bonds (Banner Health Proj.) Series 2008 D, 5% 1/1/11	2,000,000	2,052,424
(Banner Health Sys. Proj.):
Series 2008 B, 0.25%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	2,600,000	2,600,000
Series 2008 E, 0.34%, LOC Landesbank Baden-Wuert, VRDN (a)	21,100,000	21,100,000
(Catholic Healthcare West Proj.) Series 2009 F, 0.27%, LOC Citibank NA, VRDN (a)	8,300,000	8,300,000
(Southwest Behavioral Health Svcs., Inc. Proj.) Series 2004, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	2,960,000	2,960,000
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) Series 2005, 0.37%, LOC Fannie Mae, VRDN (a)(d)	3,645,000	3,645,000
Arizona State Trans. Board Bonds Series 2003 A, 5% 7/1/10	3,500,000	3,513,032
Arizona Trans. Board Excise Tax Rev. Bonds (Maricopa County Reg'l. Area Road Proj.) Series 2009, 3% 7/1/10	2,000,000	2,004,227
Arizona Trans. Board Hwy. Rev. Participating VRDN Series PT 4605, 0.29% (Liquidity Facility Deutsche Postbank AG) (a)(e)	4,000,000	4,000,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 0.42%, LOC Bank of America NA, VRDN (a)(d)	1,930,000	1,930,000
Chandler Gen. Oblig. Participating VRDN Series GS 07 49TP, 0.31% (Liquidity Facility Wells Fargo & Co.) (a)(e)	3,665,000	3,665,000
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.):
Series 1994 A, 0.3%, LOC KBC Bank NV, VRDN (a)(d)	32,590,000	32,590,000
Series 2009 B, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)(d)	4,610,000	4,610,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 0.35%, LOC Fannie Mae, VRDN (a)(d)	3,299,675	3,299,675
(Ranchwood Apts. Proj.) Series 2001 A, 0.33%, LOC Fannie Mae, VRDN (a)(d)	5,000,000	5,000,000
(San Angelin Apts. Proj.) Series 2004, 0.32%, LOC Fannie Mae, VRDN (a)(d)	3,100,000	3,100,000
(San Lucas Apts. Proj.) Series 2003, 0.32%, LOC Fannie Mae, VRDN (a)(d)	1,700,000	1,700,000
(San Martin Apts. Proj.) Series 2002 A1, 0.32%, LOC Fannie Mae, VRDN (a)(d)	7,000,000	7,000,000
(San Miguel Apts. Proj.) Series 2003, 0.32%, LOC Fannie Mae, VRDN (a)(d)	1,300,000	1,300,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.: - continued
(San Remo Apts. Proj.) Series 2002, 0.32%, LOC Fannie Mae, VRDN (a)(d)	$ 10,800,000	$ 10,800,000
(Village at Sun Valley Apts. Proj.) Series 2008, 0.39%, LOC Freddie Mac, VRDN (a)(d)	3,500,000	3,500,000
(Village Square Apts. Proj.) Series 2004, 0.36%, LOC Fannie Mae, VRDN (a)(d)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 0.39%, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	1,000,000	1,000,000
Phoenix Civic Impt. Board Arpt. Rev. Bonds Series D, 5% 7/1/10 (d)	2,780,000	2,789,317
Phoenix Civic Impt. Corp. Series 2009, 0.3% 6/7/10, LOC Bank of America NA, CP	3,800,000	3,800,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Bonds Series 2005, 5% 7/1/10	4,000,000	4,014,917
Participating VRDN:
Series BC 10 51B, 0.3% (Liquidity Facility Barclays Bank PLC) (a)(e)	3,500,000	3,500,000
Series Putters 3458, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,000,000	6,000,000
Phoenix Gen. Oblig. Participating VRDN Series BBT 2012, 0.29% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	7,705,000	7,705,000
Phoenix Indl. Dev. Auth. Cultural Facilities Rev. (Phoenix Art Museum Proj.) Series 2006, 0.37%, LOC Wells Fargo Bank NA, VRDN (a)	200,000	200,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Paradise Lakes Apt. Proj.) Series 2007 B, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)(d)	18,800,000	18,800,000
(Westward Ho Apts. Proj.) Series 2003 A, 0.33%, LOC Bank of America NA, VRDN (a)(d)	1,300,000	1,300,000
Phoenix Indl. Dev. Auth. Rev.:
(Desert Botanical Garden Proj.) Series 2000, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	400,000	400,000
(Independent Newspaper, Inc. Proj.) Series 2000, 0.49%, LOC Wells Fargo Bank NA, VRDN (a)(d)	885,000	885,000
(Phoenix Expansion Proj.) Series 2002, 0.85%, LOC JPMorgan Chase Bank, VRDN (a)(d)	2,105,000	2,105,000
(Plastican Proj.) Series 1997, 0.42%, LOC Bank of America NA, VRDN (a)(d)	1,605,000	1,605,000
(Swift Aviation Svcs., Inc. Proj.) Series 2002, 0.39%, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	6,315,000	6,315,000
Pima County Ctfs. of Prtn. Bonds Series 2009, 3% 6/1/10	4,000,000	4,000,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Pima County Gen. Oblig. Bonds:
Series 2009 A, 2% 7/1/10	$ 3,700,000	$ 3,704,566
Series 2009, 4% 7/1/10	4,000,000	4,011,506
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(River Point Proj.) Series 2001, 0.33%, LOC Fannie Mae, VRDN (a)(d)	6,000,000	6,000,000
Series A, 0.33%, LOC Fannie Mae, VRDN (a)(d)	3,500,000	3,500,000
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.29%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	2,000,000	2,000,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series EGL 06 14 Class A, 0.3% (Liquidity Facility Citibank NA) (a)(e)	3,400,000	3,400,000
Series MS 3078, 0.31% (Liquidity Facility Morgan Stanley) (a)(e)	3,900,000	3,900,000
Series MS 3179, 0.31% (Liquidity Facility Morgan Stanley) (a)(e)	3,020,000	3,020,000
Series Putters 3708Z, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,500,000	6,500,000
Series ROC II R 11712, 0.3% (Liquidity Facility Citibank NA) (a)(e)	3,635,000	3,635,000
Series WF 09 40C, 0.28% (Liquidity Facility Wells Fargo & Co.) (a)(e)	3,300,000	3,300,000
Series C:
0.34% 9/10/10, CP	3,500,000	3,500,000
0.35% 9/16/10, CP	5,000,000	5,000,000
0.36% 10/8/10, CP	3,500,000	3,500,000
Scottsdale Gen. Oblig. Participating VRDN Series BBT 08 20, 0.29% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	11,195,000	11,195,000
Scottsdale Indl. Dev. Auth. Rev. Series 2001 A, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	7,758,000	7,758,000
Show Low Indl. Dev. Auth. Solid Waste Disp. Rev. (Snowflake White Mountain Pwr. LLC Proj.) Series 2006, 0.39%, LOC JPMorgan Chase Bank, VRDN (a)(d)	4,000,000	4,000,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.3%, LOC Bank of America NA, VRDN (a)	7,800,000	7,800,000
Tempe Transit Excise Tax Rev. Series 2006, 0.28% (Liquidity Facility Royal Bank of Canada), VRDN (a)	25,475,000	25,475,000
Tucson Gen. Oblig. Bonds Series 2002, 5% 7/1/10	2,385,000	2,393,930
Univ. of Arizona Univ. Revs. Bonds:
Series 1992 A:
6% 6/1/10	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Univ. of Arizona Univ. Revs. Bonds: - continued
Series 1992 A:
6% 6/1/11	$ 1,255,000	$ 1,323,616
Series 2004 A, 5.25% 6/1/11	3,225,000	3,374,238
Series 2008 B, 4% 6/1/10	1,675,000	1,675,000
Yavapai County Indl. Dev. Auth.:
(Northern Arizona Healthcare Sys. Proj.) Series 2008 B, 0.5%, LOC Banco Bilbao Vizcaya Argentaria SA, VRDN (a)	7,190,000	7,190,000
(Yavapai Reg'l. Med. Ctr. Proj.) Series 2008A, 0.28%, LOC UBS AG, VRDN (a)	1,500,000	1,500,000
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. (Allied Waste North America, Inc. Proj.) Series 2008 A, 0.33%, LOC Bank of America NA, VRDN (a)(d)	10,000,000	10,000,000
		335,935,731
Kentucky - 0.1%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.) Series 2006 B, 0.35%, LOC Commerzbank AG, VRDN (a)(d)	400,000	400,000
North Carolina - 1.3%
New Hanover County Hosp. Rev. (New Hanover Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.34%, LOC RBC Centura Bank, Rocky Mount, VRDN (a)	4,900,000	4,900,000
Ohio - 0.4%
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.) Series 2007 B, 4% (Deutsche Post AG Guaranteed), VRDN (a)(d)	1,400,000	1,400,000
Pennsylvania - 0.8%
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.47%, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,585,000	1,585,000
Montgomery County Indl. Dev. Auth. Rev. (Haverford School Proj.) Series 2008, 0.35%, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,000,000	1,000,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (St. Joseph's Univ. Proj.) Series 2008 B, 0.35%, LOC Citizens Bank of Pennsylvania, VRDN (a)	300,000	300,000
		2,885,000
Puerto Rico - 1.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.23%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	3,900,000	3,900,000
Municipal Securities - continued
	Principal Amount	Value
Texas - 1.3%
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Energy Co. Proj.) Series 2002 A, 0.33%, LOC Citibank NA, VRDN (a)(d)	$ 3,700,000	$ 3,700,000
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Series 1995 B, 0.29%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(d)	1,000,000	1,000,000
		4,700,000
Washington - 0.1%
Port of Seattle Rev. Series 2005, 0.32%, LOC Fortis Banque SA, VRDN (a)(d)	300,000	300,000
	Shares
Other - 1.9%
Fidelity Municipal Cash Central Fund, 0.30% (b)(c)	6,791,000	6,791,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $361,211,731)		361,211,731
NET OTHER ASSETS - (0.2)%		(630,420)
NET ASSETS - 100%		$ 360,581,311
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 11,389
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At May 31, 2010, the cost of investment securities for income tax purposes was $361,211,731.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Municipal
Money Market Fund

May 31, 2010

1.802203.106

TEM-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.2%
	Principal Amount (000s)	Value (000s)
Alabama - 0.3%
Alabama Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series Merlots 01 A38, 0.35% (Liquidity Facility Wells Fargo Bank NA) (c)(f)(h)	$ 4,085	$ 4,085
Auburn Indl. Dev. Board Indl. Dev. Rev. (Donaldson Co., Inc. Proj.) Series 1999, 0.38%, LOC Bank of America NA, VRDN (c)(f)	4,875	4,875
Auburn Univ. Gen. Fee Rev. Participating VRDN Series WF 08 55C, 0.28% (Liquidity Facility Wells Fargo & Co.) (a)(c)(h)	23,595	23,595
Birmingham Spl. Care Facilities Auth. Rev. (Methodist Home for the Aging Proj.) Series 2010, 0.29%, LOC Branch Banking & Trust Co., VRDN (c)	5,725	5,725
Courtland Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 0.67%, LOC Wells Fargo Bank NA, VRDN (c)(f)	8,000	8,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.36%, VRDN (c)(f)	23,800	23,800
		70,080
Alaska - 0.5%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.2%, LOC Union Bank of California, VRDN (c)	32,725	32,725
Alaska Int'l. Arpts. Revs. Series 2009 A, 0.33%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	20,500	20,500
Anchorage Gen. Oblig. TAN 1% 12/29/10	12,600	12,650
Anchorage Wastewtr. Rev. Participating VRDN Series Solar 07 97, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	24,720	24,720
Valdez Marine Term. Rev. (ConocoPhillips Proj.):
Series 1994 B, 0.25% (ConocoPhillips Guaranteed), VRDN (c)	26,000	26,000
Series 1994 C, 0.45% (ConocoPhillips Guaranteed), VRDN (c)	3,000	3,000
		119,595
Arizona - 1.5%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 E, 0.34%, LOC Landesbank Baden-Wuert, VRDN (c)	45,200	45,200
(Catholic Healthcare West Proj.) Series 2008 A, 0.27%, LOC JPMorgan Chase Bank, VRDN (c)	27,100	27,100
Arizona Trans. Board Hwy. Rev. Participating VRDN Series PT 4605, 0.29% (Liquidity Facility Deutsche Postbank AG) (c)(h)	16,460	16,460
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.28%, LOC Bank of America NA, VRDN (c)	11,000	11,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apts. Proj.) Series 2001 A, 0.33%, LOC Fannie Mae, VRDN (c)(f)	$ 9,000	$ 9,000
(San Angelin Apts. Proj.) Series 2004, 0.32%, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
(San Clemente Apts. Proj.) 0.32%, LOC Fannie Mae, VRDN (c)(f)	10,600	10,600
(San Fernando Apts. Proj.) Series 2004, 0.32%, LOC Fannie Mae, VRDN (c)(f)	6,750	6,750
(San Lucas Apts. Proj.) Series 2003, 0.32%, LOC Fannie Mae, VRDN (c)(f)	12,000	12,000
(San Martin Apts. Proj.):
Series A1, 0.32%, LOC Fannie Mae, VRDN (c)(f)	5,000	5,000
Series A2, 0.36%, LOC Fannie Mae, VRDN (c)(f)	4,300	4,300
(San Miguel Apts. Proj.) Series 2003, 0.32%, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
(Sands Apts. Proj.) Series 2001 A, 0.33%, LOC Fannie Mae, VRDN (c)(f)	7,000	7,000
(Village Square Apts. Proj.) Series 2004, 0.36%, LOC Fannie Mae, VRDN (c)(f)	2,500	2,500
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 0.39%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	4,200	4,200
Phoenix Civic Impt. Corp. Series 2009, 0.3% 6/7/10, LOC Bank of America NA, CP	20,000	20,000
Phoenix Gen. Oblig. Participating VRDN Series BBT 2012, 0.29% (Liquidity Facility Branch Banking & Trust Co.) (c)(h)	2,000	2,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 2007 B, 0.29%, LOC Wells Fargo Bank NA, VRDN (c)(f)	13,200	13,200
Phoenix Indl. Dev. Auth. Rev.:
(Desert Botanical Garden Proj.) Series 2000, 0.3%, LOC JPMorgan Chase Bank, VRDN (c)	200	200
(Plastican Proj.) Series 1997, 0.42%, LOC Bank of America NA, VRDN (c)(f)	1,755	1,755
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Cimarron Place Apts. Proj.) 0.33%, LOC Fannie Mae, VRDN (c)(f)	4,500	4,500
Series A, 0.33%, LOC Fannie Mae, VRDN (c)(f)	3,125	3,125
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series MS 3078, 0.31% (Liquidity Facility Morgan Stanley) (c)(h)	5,100	5,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.: - continued
Participating VRDN:
Series Putters 3242, 0.29% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	$ 4,300	$ 4,300
Series Putters 3467, 0.29% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	4,000	4,000
Series C, 0.36% 10/8/10, CP	27,500	27,500
Show Low Indl. Dev. Auth. Solid Waste Disp. Rev. (Snowflake White Mountain Pwr. LLC Proj.) Series 2006, 0.39%, LOC JPMorgan Chase Bank, VRDN (c)(f)	24,750	24,750
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.27%, LOC JPMorgan Chase Bank, VRDN (c)	48,900	48,900
		350,240
Arkansas - 0.6%
Arkansas Dev. Auth. Indl. Dev. Rev. (Stratton Seed Co. Proj.) Series 1999, 0.42%, LOC Bank of America NA, VRDN (c)(f)	1,000	1,000
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.39%, LOC Fannie Mae, VRDN (c)(f)	7,500	7,500
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series ROC II R 121, 0.36% (Liquidity Facility Citibank NA) (c)(f)(h)	1,395	1,395
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.4%, VRDN (c)(f)	34,400	34,400
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) 0.34%, LOC Royal Bank of Scotland PLC, VRDN (c)(f)	95,000	95,000
Univ. of Arkansas Rev. Participating VRDN Series Putters 3693 Z, 0.34% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	5,300	5,300
		144,595
California - 4.3%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. (Miramar Apts. Proj.) Series 2000 A, 0.26%, LOC Fannie Mae, VRDN (c)(f)	15,000	15,000
Anaheim Pub. Fing. Auth. Rev. Participating VRDN Series ROC II R 861, 0.3% (Liquidity Facility Citibank NA) (c)(h)	15,825	15,825
California Gen. Oblig.:
Series 2005 A1, 0.28%, LOC Fortis Banque SA, VRDN (c)	1,550	1,550
0.35% 6/2/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	40,965	40,965
California Health Facilities Fing. Auth. Rev. (Scripps Health Proj.) Series 2008 D, 0.26%, LOC Bank of America NA, VRDN (c)	16,985	16,985
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Multifamily Hsg. Rev.:
Series 2007 C, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 14,080	$ 14,080
Series 2008 B:
0.27% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	2,190	2,190
0.27% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	20,015	20,015
Series 2008 C, 0.27% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	11,825	11,825
California Hsg. Fin. Agcy. Rev.:
(Home Mtg. Prog.):
Series 2000 X2, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	11,235	11,235
Series 2001 J, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	44,370	44,370
Series 2001 U, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	4,200	4,200
Series 2003 F, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	2,000	2,000
Series 2003 M, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	31,000	31,000
Series 2004 E1, 0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	22,575	22,575
Series 2005 A, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	30,000	30,000
Series 2005 B1, 0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	15,075	15,075
Series 2005 D, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	20,375	20,375
Series 2005 F, 0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	16,170	16,170
Series 2006 C, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	3,900	3,900
(Multifamily Hsg. Prog.):
Series 2000 A, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	16,910	16,910
Series 2000 C, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	13,500	13,500
Series 2001 G, 0.27% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	3,320	3,320
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Rev.: - continued
(Multifamily Hsg. Prog.):
Series 2002 C:
0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 6,295	$ 6,295
0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	15,805	15,805
Series 2002 E, 0.27% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	21,400	21,400
Series 2005 D, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	17,700	17,700
Series III 2001 E, 0.27% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	27,755	27,755
Series 2003 D, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	46,710	46,710
Series 2003 K, 0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,100	6,100
California Infrastructure & Econ. Dev. Bank Rev. (Nelson Name Plate Co. Proj.) Series 1999, 0.42%, LOC Bank of America NA, VRDN (c)(f)	900	900
California Poll. Cont. Fing. Auth. Envir. Impt. Rev. (Air Products & Chemicals Proj.) Series 1997 B, 0.52%, VRDN (c)(f)	7,000	7,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Marlin Cove Apts. Proj.) Series V, 0.26%, LOC Fannie Mae, VRDN (c)(f)	6,000	6,000
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2008 B3, 0.3% (Liquidity Facility Landesbank Baden-Wuert), VRDN (c)	17,500	17,500
Los Angeles Cmnty. College District Participating VRDN Series Putters 2864, 0.29% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	4,785	4,785
Los Angeles County Gen. Oblig. TRAN 2.5% 6/30/10	292,900	293,291
Los Angeles Unified School District TRAN Series A, 2% 8/12/10	59,000	59,160
Los Angeles Wastewtr. Sys. Rev. Participating VRDN Series EGL 7 05 3003, 0.3% (Liquidity Facility Citibank NA) (c)(h)	40,000	40,000
San Diego Hsg. Auth. Multi-family Hsg. Rev. (Villa Nueva Apts. Proj.) Series 2007 F, 0.27%, LOC Freddie Mac, VRDN (c)(f)	37,500	37,500
		980,966
Colorado - 2.4%
Adams County Hsg. Auth. (Semper Village Apts. Proj.) Series 2004 A, 0.34%, LOC Fannie Mae, VRDN (c)(f)	14,000	14,000
Aurora Hsg. Auth. Multi-Family Hsg. Rev. (Liberty Creek Proj.) 0.34%, LOC Fannie Mae, VRDN (c)(f)	28,000	28,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Aurora Multi-family Hsg. Rev. (Aurora Meadows Apts. Proj.) Series 1996, 0.34%, LOC Fannie Mae, VRDN (c)(f)	$ 13,400	$ 13,400
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.27%, LOC Wells Fargo Bank NA, VRDN (c)	4,000	4,000
Colorado Health Facilities Auth. Rev.:
Bonds (Sisters of Charity of Leavenworth Health Sys. Proj.) Series 2010 B, 1.5% 1/1/11	6,585	6,624
Participating VRDN:
Putters 3632, 0.29% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	8,125	8,125
Series BA 08 1090, 0.29% (Liquidity Facility Bank of America NA) (c)(h)	14,900	14,900
Series Putters 3702, 0.29% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	3,000	3,000
(Boulder Cmnty. Hosp. Proj.) Series 2000, 0.27%, LOC JPMorgan Chase Bank, VRDN (c)	14,145	14,145
(NCMC, Inc. Proj.) Series 2008 A, 0.34%, LOC Compass Bank, VRDN (c)	30,350	30,350
Colorado Hsg. & Fin. Auth. Series 2002 C3, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	4,000	4,000
Colorado Hsg. & Fin. Auth. Solid Waste Rev.:
(Waste Mgmt., Inc. Proj.) 0.35%, LOC Wells Fargo Bank NA, VRDN (c)(f)	7,000	7,000
(Waste Mgmt., Inc. Proj.) 0.35%, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,160	14,160
Colorado Hsg. Fin. Auth. Single Family Mtg. Rev.:
Series 2003 B3, 0.3% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	30,000	30,000
Series 2008 A3, 0.3% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	16,200	16,200
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series BC 10 35B, 0.3% (Liquidity Facility Barclays Bank PLC) (c)(h)	3,550	3,550
Series EGL 07 0036, 0.3% (Liquidity Facility Citibank NA) (c)(h)	29,700	29,700
Series EGL 07 0037, 0.3% (Liquidity Facility Citibank NA) (c)(h)	16,830	16,830
Series EGL 07 0038, 0.3% (Liquidity Facility Citibank NA) (c)(h)	18,080	18,080
Series EGL 07 0040, 0.3% (Liquidity Facility Citibank NA) (c)(h)	30,610	30,610
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Springs Utils. Rev.:
Series 2000 A, 0.27%, VRDN (c)	$ 26,500	$ 26,500
Series 2009 C, 0.25% (Liquidity Facility Bank of Nova Scotia New York Branch), VRDN (c)	11,000	11,000
Denver City & County Arpt. Rev.:
Series 2008 C1, 0.3%, LOC KBC Bank NV, VRDN (c)(f)	38,800	38,800
Series 2008 C2, 0.33%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	40,000	40,000
Series 2008 C3, 0.33%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	30,000	30,000
Denver City & County Ctfs. of Prtn. Series A, 0.3% 6/9/10, LOC Wells Fargo Bank NA, CP	18,000	18,000
Denver City & County Indl. Dev. Rev. (Brass Smith/Kevry Proj.) Series 2009, 0.44%, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,340	5,340
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A2, 0.28%, LOC U.S. Bank NA, Minnesota, VRDN (c)	24,505	24,505
Fort Collins Indl. Dev. Rev. (Phelps-Tointon Millwork Proj.) Series 1993, 0.85%, LOC JPMorgan Chase Bank, VRDN (c)(f)	410	410
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 0.33%, LOC Fannie Mae, VRDN (c)(f)	13,325	13,325
(Timberleaf Apts. Proj.) 0.34%, LOC Fannie Mae, VRDN (c)(f)	11,165	11,165
Lowry Econ. Redev. Auth. Rev. Series 2008 A, 1%, LOC Compass Bank, VRDN (c)	17,415	17,415
Midcities Metropolitan District # 1 (Broomfield City & County Proj.) Series 2004 B, 0.27%, LOC BNP Paribas SA, VRDN (c)	4,000	4,000
Westminster County Multi-family Hsg. Rev. (Lakeview Apts. Proj.) Series 1997, 0.34%, LOC Fannie Mae, VRDN (c)(f)	7,110	7,110
		554,244
Connecticut - 0.6%
Connecticut Gen. Oblig.:
BAN:
Series 2009 B, 4% 6/1/11	25,830	26,742
Series 2010 A, 2% 5/19/11	66,600	67,592
Series 2004 A, 0.4% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	6,050	6,050
Connecticut Health & Edl. Facilities Auth. Rev.:
(Health Care Cap. Asset Prog.) Series A1, 0.29%, LOC Bank of America NA, VRDN (c)	14,880	14,880
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(St. Francis Hosp. & Med. Ctr. Proj.) Series F, 0.29%, LOC JPMorgan Chase Bank, VRDN (c)	$ 12,110	$ 12,110
Connecticut Hsg. Fin. Auth.:
(Hsg. Mtg. Fin. Prog.):
Series 1989 D, 0.32% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (c)(f)	6,395	6,395
Series 2005 D5, 0.32% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (c)(f)	5,065	5,065
Series 2008 E, 0.27% (Liquidity Facility Bank of America NA), VRDN (c)	3,500	3,500
		142,334
Delaware - 0.5%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.65%, VRDN (c)(f)	8,000	8,000
Series 1988, 0.65%, VRDN (c)(f)	13,550	13,550
Series 1993 C, 0.45%, VRDN (c)	4,500	4,500
Series 1994, 0.65%, VRDN (c)(f)	29,900	29,900
Series 1999 B, 0.55%, VRDN (c)(f)	9,900	9,900
Delaware Hsg. Auth. Rev. Participating VRDN:
Series BC 2010 11W, 0.35% (Liquidity Facility Barclays Bank PLC) (c)(f)(h)	3,860	3,860
Series Merlots 07 C103, 0.35% (Liquidity Facility Wells Fargo Bank NA) (c)(f)(h)	5,430	5,430
Series Merlots 07 C66, 0.35% (Liquidity Facility Wells Fargo Bank NA) (c)(f)(h)	7,795	7,795
Series Putter 1513, 0.44% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	4,815	4,815
Series ROC II R 11651, 0.36% (Liquidity Facility Citibank NA) (c)(f)(h)	8,170	8,170
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.3%, LOC Wells Fargo Bank NA, VRDN (c)	14,800	14,800
		110,720
District Of Columbia - 1.6%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Trenton Park Apts. Proj.) Series 2001, 0.38%, LOC Bank of America NA, VRDN (c)(f)	3,005	3,005
District of Columbia Income Tax Rev. Participating VRDN Series MS 3057, 0.31% (Liquidity Facility Morgan Stanley) (c)(h)	7,990	7,990
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev.:
Bonds (Nat'l. Academy of Sciences Proj.):
0.29% tender 6/4/10, LOC Bank of America NA, CP mode	$ 18,000	$ 18,000
0.36% tender 6/4/10, LOC Bank of America NA, CP mode	23,125	23,125
(Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 0.44%, LOC Wells Fargo Bank NA, VRDN (c)(f)	7,520	7,520
(George Washington Univ. Proj.) Series 1999 C, 0.28%, LOC Bank of America NA, VRDN (c)	13,235	13,235
(Medlantic/Helix Proj.):
Series 1998 A Tranche II, 0.29%, LOC Bank of America NA, VRDN (c)	30,450	30,450
Series 1998 A Tranche III, 0.29%, LOC Bank of America NA, VRDN (c)	19,000	19,000
(The AARP Foundation Proj.) Series 2004, 0.3%, LOC Bank of America NA, VRDN (c)	8,600	8,600
(The Phillips Collection Issue Proj.) Series 2003, 0.3%, LOC Bank of America NA, VRDN (c)	1,535	1,535
District of Columbia Univ. Rev. (American Univ. Proj.):
Series 2003, 0.3%, LOC Bank of America NA, VRDN (c)	18,200	18,200
Series 2006 A, 0.3%, LOC Bank of America NA, VRDN (c)	33,000	33,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Participating VRDN:
ROC II R 11815, 0.35% (Liquidity Facility Citibank NA) (c)(f)(h)	6,000	6,000
Series BBT 2040, 0.3% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)(h)	4,920	4,920
Series BBT 2054, 0.3% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)(h)	5,000	5,000
Series DB 505, 0.33% (Liquidity Facility Deutsche Bank AG) (c)(f)(h)	7,570	7,570
Series DB 677, 0.33% (Liquidity Facility Deutsche Bank AG) (c)(f)(h)	7,792	7,792
Series DB 679, 0.33% (Liquidity Facility Deutsche Bank AG) (c)(f)(h)	10,000	10,000
Series MS 3140, 0.32% (Liquidity Facility Morgan Stanley) (c)(f)(h)	21,985	21,985
Series Putters 1691, 0.39% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	11,990	11,990
Series Putters 2855, 0.44% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	4,895	4,895
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
Metropolitan Washington DC Arpts. Auth. Sys. Rev.: - continued
Participating VRDN:
Series ROC II R 11798, 0.35% (Liquidity Facility Citibank NA) (c)(f)(h)	$ 15,000	$ 15,000
Series ROC II R 54, 0.35% (Liquidity Facility Citibank NA) (c)(f)(h)	2,495	2,495
Series 2003 D1, 0.34%, LOC Wells Fargo Bank NA, VRDN (c)(f)	38,855	38,855
Series 2003 D2, 0.34%, LOC Wells Fargo Bank NA, VRDN (c)(f)	20,100	20,100
Series 2009 D1, 0.28%, LOC Bank of America NA, VRDN (c)	25,575	25,575
		365,837
Florida - 7.2%
Brevard County Hsg. Fin. Auth. (Manatee Cove Apts. Proj.) 0.33%, LOC Citibank NA, VRDN (c)(f)	10,985	10,985
Brevard County School District TAN Series 2009, 2% 6/30/10	30,000	30,037
Broward County Fin. Auth. Multi-family Hsg. Rev.:
(Pinnacle Village Apts. Proj.) 0.35%, LOC Citibank NA, VRDN (c)(f)	6,800	6,800
(Sanctuary Apts Proj.) Series A, 0.31%, LOC Fannie Mae, VRDN (c)(f)	16,195	16,195
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, 0.27%, LOC Bank of Nova Scotia New York Branch, VRDN (c)(f)	29,985	29,985
Broward County Wtr. & Swr. Util. Rev. Participating VRDN Series ROC II R 11719, 0.3% (Liquidity Facility Citibank NA) (c)(h)	3,095	3,095
Cape Coral Gen. Oblig.:
0.35% 6/8/10, LOC Bank of America NA, CP	18,615	18,615
0.36% 6/4/10, LOC Bank of America NA, CP	15,569	15,569
0.37% 6/3/10, LOC Bank of America NA, CP	60,146	60,146
Charlotte County Hsg. Fin. Multi-family Rev. (Murdock Circle Apt. Proj.) Series 2000, 0.37%, LOC Bank of America NA, VRDN (c)(f)	5,685	5,685
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 0.32%, LOC Fannie Mae, VRDN (c)(f)	9,905	9,905
Coconut Creek Indl. Dev. Rev. (Elite Aluminum Corp. Proj.) Series 2002, 0.42%, LOC Bank of America NA, VRDN (c)(f)	1,540	1,540
Collier County Hsg. Fin. Auth. Multi-family Rev.:
(Sawgrass Pines Apts. Proj.) 0.31%, LOC Fannie Mae, VRDN (c)(f)	6,800	6,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Collier County Hsg. Fin. Auth. Multi-family Rev.: - continued
(Summer Lakes Phase II Apts. Proj.) 0.33%, LOC Citibank NA, VRDN (c)(f)	$ 19,045	$ 19,045
Dade County Multi-family Hsg. Rev. (Biscayne View Apts. Proj.) Series 1993, 0.37% (Monumental Life Ins. Co. Guaranteed), VRDN (c)(f)	28,475	28,475
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Bonds:
Series 2009 C, 2% 6/1/10	8,215	8,215
Series 2009 D, 2.5% 6/1/10	7,810	7,810
Participating VRDN:
Series BA 08 1059, 0.29% (Liquidity Facility Bank of America NA) (c)(h)	4,165	4,165
Series BA 08 1068, 0.29% (Liquidity Facility Bank of America NA) (c)(h)	14,385	14,385
Series BA 08 1083, 0.29% (Liquidity Facility Bank of America NA) (c)(h)	18,920	18,920
Florida Dept. of Trans. Tpk. Rev.:
Bonds Series 2009 A, 2% 7/1/10	5,635	5,642
Participating VRDN:
Series Putters 2539, 0.29% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	3,550	3,550
Series Solar 07 30, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	15,000	15,000
Florida Hsg. Fin. Agcy. Rev.:
(Bainbridge Club Apt. Proj.) Series M, 0.34%, LOC Fannie Mae, VRDN (c)(f)	5,770	5,770
(Banyan Bay Apts. Proj.) 0.34%, LOC Fannie Mae, VRDN (c)(f)	9,150	9,150
Florida Hsg. Fin. Corp. Participating VRDN Series Clipper 05 40, 0.41% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	31,930	31,930
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 0.31%, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
(Clascona Groves Apts. Proj.) Series A, 0.34%, LOC Citibank NA, VRDN (c)(f)	9,000	9,000
(Collins Cove Sr. Apts. Proj.) Series 2003 W, 0.34%, LOC Citibank NA, VRDN (c)(f)	5,600	5,600
(Grande Court at North Port Apts. Proj.) Series 2004 E, 0.31%, LOC Fannie Mae, VRDN (c)(f)	5,900	5,900
(Hunters Run Apts. Proj.) Series G, 0.33%, LOC Fannie Mae, VRDN (c)(f)	7,900	7,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.: - continued
(Lynn Lake Apts. Proj.) Series B1, 0.34%, LOC Freddie Mac, VRDN (c)(f)	$ 20,210	$ 20,210
(Mill Creek Apts. Proj.) 0.31%, LOC Fannie Mae, VRDN (c)(f)	15,200	15,200
(Pinnacle Grove Apts. Proj.) Series 2003 A, 0.31%, LOC Fannie Mae, VRDN (c)(f)	7,850	7,850
(Riverwalk I Apts. Proj.) Series 2008 E, 0.31%, LOC Freddie Mac, VRDN (c)(f)	5,075	5,075
(Savannah Springs Apts. Proj.) Series G, 0.35%, LOC Citibank NA, VRDN (c)(f)	7,200	7,200
(Sterling Palms Apts. Proj.) Series F, 0.31%, LOC Fannie Mae, VRDN (c)(f)	14,170	14,170
Florida Hsg. Fin. Corp. Rev.:
Participating VRDN:
Series BA 07 1034, 0.36% (Liquidity Facility Bank of America NA) (c)(f)(h)	7,220	7,220
Series BA 08 1191, 0.36% (Liquidity Facility Bank of America NA) (c)(f)(h)	8,025	8,025
Series Merlots 06 B17, 0.35% (Liquidity Facility Wells Fargo Bank NA) (c)(f)(h)	4,435	4,435
Series Merlots 07 C64, 0.35% (Liquidity Facility Wells Fargo Bank NA) (c)(f)(h)	13,905	13,905
Series Putters 1336 B, 0.42% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	2,635	2,635
Series ROC II R 11688, 0.36% (Liquidity Facility Citibank NA) (c)(f)(h)	5,290	5,290
(Riverside Apts. Proj.) Series 2000 1, 0.33%, LOC Bank of America NA, VRDN (c)(f)	12,940	12,940
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.34%, LOC Fannie Mae, VRDN (c)(f)	4,000	4,000
(Valencia Village Apts. Proj.) Series G, 0.32%, LOC Fannie Mae, VRDN (c)(f)	11,755	11,755
(Waterford Pointe Apts. Proj.) Series 2000 E1, 0.31%, LOC Fannie Mae, VRDN (c)(f)	8,155	8,155
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2006 A, 5% 7/1/10	7,000	7,026
Florida Local Govt. Fin. Commission Auth. Rev. Series A:
0.27% 6/4/10, LOC Wells Fargo Bank NA, CP	18,270	18,270
0.32% 6/9/10, LOC Wells Fargo Bank NA, CP	21,104	21,104
Fort Myers Util. Sys. Rev. Series 2009, 0.27%, LOC Bank of America NA, VRDN (c)	13,895	13,895
Gainesville Utils. Sys. Rev. 0.56% 6/10/10, CP	31,000	31,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2007 B, 0.28%, LOC Harris NA, VRDN (c)	$ 9,900	$ 9,900
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Claymore Crossings Apt. Proj.) 0.33%, LOC Citibank NA, VRDN (c)(f)	9,735	9,735
(Grande Oaks Apts. Proj.) Series A, 0.31%, LOC Fannie Mae, VRDN (c)(f)	7,200	7,200
(Hunters Run Apts. Proj.) Series 2002 A, 0.32%, LOC Fannie Mae, VRDN (c)(f)	8,880	8,880
(Lakewood Shores Apt. Proj.) Series 2000 A, 0.33%, LOC Bank of America NA, VRDN (c)(f)	6,760	6,760
(Meridian Pointe Apts. Proj.) 0.33%, LOC Citibank NA, VRDN (c)(f)	12,630	12,630
(Mobley Park Apts. Proj.) Series A, 0.31%, LOC Freddie Mac, VRDN (c)(f)	8,000	8,000
(Morgan Creek Apts. Proj.) 0.31%, LOC Fannie Mae, VRDN (c)(f)	12,700	12,700
(Royal Palm Key Apts. Proj.) 0.32%, LOC Fannie Mae, VRDN (c)(f)	8,780	8,780
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Vigo Importing Co. Proj.) 0.68%, LOC Bank of America NA, VRDN (c)(f)	500	500
Jacksonville Econ. Dev. Commission Indl. Dev. Rev. (STI Proj.) Series 2002, 0.38%, LOC Bank of America NA, VRDN (c)(f)	7,350	7,350
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Participating VRDN Series BA 09 1209X, 0.29% (Liquidity Facility Bank of America NA) (c)(h)	5,310	5,310
Series Three 2008 B1, 0.27%, LOC Wells Fargo Bank NA, VRDN (c)	11,900	11,900
Series Three 2008 B4, 0.27%, LOC Wells Fargo Bank NA, VRDN (c)	7,700	7,700
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.) Series 2007 B, 0.28%, LOC Branch Banking & Trust Co., VRDN (c)	11,095	11,095
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Brookwood Forest Apts. Proj.) 0.32%, LOC Fannie Mae, VRDN (c)(f)	9,600	9,600
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.):
Series 1992, 0.9% tender 6/1/10, CP mode	20,300	20,300
Series 1994, 0.9% tender 6/1/10, CP mode	30,855	30,855
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 0.28%, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	78,055	78,055
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Lee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Univ. Club Apts. Proj.) Series A, 0.34%, LOC Fannie Mae, VRDN (c)(f)	$ 7,500	$ 7,500
Manatee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Sabal Palm Harbour Apt. Proj.):
Series 2000 A, 0.37%, LOC Bank of America NA, VRDN (c)(f)	3,070	3,070
Series 2000 B, 0.37%, LOC Bank of America NA, VRDN (c)(f)	2,925	2,925
Miami-Dade County Hsg. Fin. Auth. Multi-family Mtg. Rev. (22nd Avenue Apts., 183rd Street Apts. & 187th Street Apts. Proj.) Series 2003 3, 0.33%, LOC Citibank NA, VRDN (c)(f)	16,650	16,650
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.35%, LOC Bank of America NA, VRDN (c)(f)	10,600	10,600
Ocean Hwy. & Port Auth. Rev.:
Series 1990, 0.4%, LOC Wells Fargo Bank NA, VRDN (c)(f)	100	100
0.4%, LOC Wells Fargo Bank NA, VRDN (c)(f)	8,900	8,900
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2008 E, 0.29%, LOC Branch Banking & Trust Co., VRDN (c)	9,000	9,000
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Alta Westgate Apts. Proj.) Series C, 0.33%, LOC Citibank NA, VRDN (c)(f)	13,515	13,515
(Osprey Ridge Apts. Proj.) Series 2000 H, 0.31%, LOC Fannie Mae, VRDN (c)(f)	7,860	7,860
(West Point Villas Apts. Proj.) Series 2000 F, 0.31%, LOC Fannie Mae, VRDN (c)(f)	11,500	11,500
Orange County Indl. Dev. Auth. Indl. Dev. Rev.:
(Advanced Drainage Sys., Inc. Proj.) 0.38%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	1,025	1,025
(Central Florida YMCA Proj.) Series 2005, 0.3%, LOC Bank of America NA, VRDN (c)	300	300
Orlando & Orange County Expressway Auth. Rev. Series 2008 B1, 0.31%, LOC Bank of America NA, VRDN (c)	64,165	64,165
Orlando Utils. Commission Util. Sys. Rev. Bonds Series 2010 D, 2.5% 5/1/11	14,665	14,936
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 0.32%, LOC Fannie Mae, VRDN (c)(f)	12,920	12,920
Palm Beach County Edl. Facilities Auth. (Lynn Univ. Proj.) Series 2001, 0.3%, LOC Bank of America NA, VRDN (c)	11,170	11,170
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 0.32%, LOC Fannie Mae, VRDN (c)(f)	18,300	18,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County Rev.:
(Hanley Ctr. Proj.) Series 2006, 0.3%, LOC Bank of America NA, VRDN (c)	$ 1,600	$ 1,600
(King's Academy, Inc. Proj.) Series 2006, 0.27%, LOC Wells Fargo Bank NA, VRDN (c)	15,880	15,880
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.3%, LOC Bank of America NA, VRDN (c)	6,930	6,930
Palm Beach County School District RAN Series 2010, 1.5% 2/22/11	51,000	51,412
Panama City Beach Participating VRDN Series Solar 2006 129, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	7,975	7,975
Pasco County Indl. Dev. Rev. (Pacific Med., Inc. Proj.) Series 1999, 0.42%, LOC Bank of America NA, VRDN (c)(f)	1,435	1,435
Pasco County School Board Ctfs. of Prtn.:
Series 2008 A, 0.27%, LOC Wells Fargo Bank NA, VRDN (c)	53,100	53,100
Series 2008 C, 0.31%, LOC Bank of America NA, VRDN (c)	31,535	31,535
Pinellas County Health Facilities Auth. Rev. (Suncoast Hospice Proj.) Series 2004, 0.27%, LOC Wells Fargo Bank NA, VRDN (c)	16,070	16,070
Pinellas County School District TAN Series 2009, 1.5% 6/30/10	43,100	43,138
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 0.32%, LOC Fannie Mae, VRDN (c)(f)	8,300	8,300
Saint Petersburg Health Facilities Auth. Rev. (All Children's Hosp. Proj.) Series 2005 A2, 0.27%, LOC Wells Fargo Bank NA, VRDN (c)	50,615	50,615
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series BA 07 1030, 0.29% (Liquidity Facility Bank of America NA) (c)(h)	6,970	6,970
Series Putters 2407, 0.29% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	31,495	31,495
Sunshine State Govt. Fing. Commission Rev. Series L:
0.35% 6/1/10, LOC Dexia Cr. Local de France, CP	45,600	45,600
0.37% 6/2/10, LOC Dexia Cr. Local de France, CP (f)	85,645	85,645
0.45% 6/3/10, LOC Dexia Cr. Local de France, CP	27,000	27,000
Tampa Health Sys. Rev. Bonds (Baycare Health Sys. Proj.) Series 2010, 2% 11/15/10	12,825	12,917
		1,649,377
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - 1.9%
Atlanta Tax Allocation (Westside Proj.):
Series 2008, 0.27%, LOC Wells Fargo Bank NA, VRDN (c)	$ 28,500	$ 28,500
Series A, 0.27%, LOC Wells Fargo Bank NA, VRDN (c)	28,590	28,590
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev.:
(Capitol Gateway Apts. Proj.) 0.34%, LOC Fannie Mae, VRDN (c)(f)	8,475	8,475
(Carver Redev. Proj.) Series 2000, 0.64%, LOC Fannie Mae, VRDN (c)(f)	4,015	4,015
(Collegetown at Harris Homes Phase I Proj.) 0.34%, LOC Fannie Mae, VRDN (c)(f)	7,230	7,230
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 0.44%, LOC Wells Fargo Bank NA, VRDN (c)(f)	4,000	4,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Projects) Series 2010 A, 0.3%, LOC Bank of America NA, VRDN (c)	40,000	40,000
Canton Hsg. Auth. Multi-family Hsg. Rev.:
(Alta Ridgewalk Apts. Proj.) Series 2003, 0.34%, LOC Freddie Mac, VRDN (c)(f)	20,450	20,450
(Canton Mill Lofts Proj.) Series 1999, 0.37%, LOC Branch Banking & Trust Co., VRDN (c)(f)	14,085	14,085
Clarke County Hosp. Auth. Rev. Participating VRDN Series Solar 07 31, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	16,725	16,725
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.31%, LOC Bank of America NA, VRDN (c)	32,500	32,500
Covington Hsg. Auth. Multi-family Rev. (Wellington Ridge Apt. Proj.) 0.32%, LOC Freddie Mac, VRDN (c)(f)	9,590	9,590
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Eagles Trace Apts. Proj.) Series 1996, 0.32%, LOC Fannie Mae, VRDN (c)(f)	7,950	7,950
Georgia Gen. Oblig. Participating VRDN Series WF 08 12C, 0.28% (Liquidity Facility Wells Fargo & Co.) (c)(h)	13,410	13,410
Georgia Road & Thruway Auth. Rev. Bonds Series 2008 A, 5% 6/1/10	8,290	8,290
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.28%, LOC Branch Banking & Trust Co., VRDN (c)	12,380	12,380
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 0.39%, LOC Wells Fargo Bank NA, VRDN (c)(f)	6,460	6,460
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev. (Herrington Woods Apt. Proj.) Series 1996 A, 0.32%, LOC Fannie Mae, VRDN (c)(f)	11,835	11,835
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Henry County Dev. Auth. Solid Waste Rev. (Atlas Roofing Corp. Proj.) Series 1997, 0.4%, LOC Bank of America NA, VRDN (c)(f)	$ 7,350	$ 7,350
Kennesaw Dev. Auth. Multifamily Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.34%, LOC Freddie Mac, VRDN (c)(f)	7,350	7,350
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apt. Proj.) 0.39%, LOC Freddie Mac, VRDN (c)(f)	15,555	15,555
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 0.35%, LOC Fannie Mae, VRDN (c)(f)	9,175	9,175
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Walton Centennial Proj.) Series A, 0.34%, LOC Wells Fargo Bank NA, VRDN (c)(f)	19,200	19,200
Savannah Econ. Dev. Auth. Rev.:
(Home Depot, Inc. Proj.) Series 1995 A, 1.05%, VRDN (c)(f)	57,400	57,400
(Kaolin Terminals, Inc. Proj.) 0.35%, LOC Bank of America NA, VRDN (c)(f)	36,510	36,510
Sugar Hill Hsg. Auth. Multi-family Rev. (Level Creek Apts. Proj.) Series 1997, 0.33%, LOC Citibank NA, VRDN (c)(f)	11,290	11,290
Worth County Indl. Dev. Auth. Indl. Dev. Rev. (Seabrook Enterprises, Inc. Proj.) Series 1996 A, 0.37%, LOC Harris NA, VRDN (c)	3,850	3,850
		442,165
Hawaii - 0.1%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev.:
(Hawaii Pacific Health Proj.) Series 2009 A, 0.24%, LOC Union Bank of California, VRDN (c)	3,000	3,000
(Queen's Health Sys. Proj.) Series 2009 B, 0.27%, LOC Bank of America NA, VRDN (c)	9,900	9,900
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Participating VRDN Series MS 08 3180, 0.29% (Liquidity Facility Morgan Stanley) (c)(h)	7,700	7,700
		20,600
Idaho - 0.1%
Idaho Gen. Oblig. TAN Series 2009, 2.5% 6/30/10	27,600	27,647
Idaho Hsg. & Fin. Assoc. Series A, 0.3% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)	2,750	2,750
		30,397
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - 3.6%
Aurora Single Family Mtg. Rev. Participating VRDN:
ROC II R 11642, 0.36% (Liquidity Facility Citibank NA) (c)(f)(h)	$ 39,325	$ 39,325
Series DB 616, 0.33% (Liquidity Facility Deutsche Bank AG) (c)(f)(h)	7,810	7,810
Belvidere Indl. Dev. Rev. (R&D Thiel, Inc. Proj.) Series 1996, 0.34%, LOC Bank of America NA, VRDN (c)(f)	2,060	2,060
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.35%, LOC Fannie Mae, VRDN (c)(f)	1,900	1,900
Chicago Arpt. Spl. Facilities Rev. (Centerpoint O'Hare Proj.) 0.4%, LOC JPMorgan Chase Bank, VRDN (c)(f)	39,300	39,300
Chicago Board of Ed. Series 2009 A2, 0.3%, LOC Northern Trust Co., Chicago, VRDN (c)	7,220	7,220
Chicago Indl. Dev. Rev. (Chicago Scenic Studios, Inc. Proj.) Series 2000, 0.56%, LOC Harris NA, VRDN (c)(f)	3,045	3,045
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series Solar 06 75, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	20,000	20,000
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 C, 0.33%, LOC Landesbank Baden-Wuert, VRDN (c)	186,200	186,200
Chicago Wtr. Rev.:
Series 2004 A1, 0.25%, LOC California Pub. Employees' Retirement Sys., VRDN (c)	74,485	74,485
Series 2004 A2, 0.25%, LOC California Pub. Employees' Retirement Sys., VRDN (c)	52,140	52,140
Series 2004 A3, 0.26%, LOC State Street Bank & Trust Co., Boston, VRDN (c)	4,195	4,195
City of Rolling Meadows Solid Waste Disp. Rev. (BFI Waste Sys. of North America Proj.) Series 1999, 0.36%, LOC JPMorgan Chase Bank, VRDN (c)(f)	19,580	19,580
DuPage County Gen. Oblig. Participating VRDN Series Merlots 00 A9, 0.28% (Liquidity Facility Wells Fargo Bank NA) (c)(h)	9,725	9,725
Hodgkins Indl. Dev. Rev. (Central Blacktop Co., Inc. Proj.) 0.49%, LOC Harris NA, VRDN (c)(f)	2,680	2,680
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Camcraft Proj.) Series 1993, 2.03%, LOC JPMorgan Chase Bank, VRDN (c)(f)	100	100
(Delta-Unibus Corp. Proj.) Series 2001, 0.42%, LOC Bank of America NA, VRDN (c)(f)	4,800	4,800
(Mapes & Sprowl Steel Ltd. Proj.) Series 1996 A, 0.55%, LOC Harris NA, VRDN (c)(f)	791	791
(R&R Enterprises 2nd Proj.) Series 1999 A, 0.56%, LOC Harris NA, VRDN (c)(f)	3,400	3,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Dev. Fin. Auth. Rev. (Rich Prods. Corp. Proj.) Series 1998, 0.5%, LOC HSBC Bank USA, NA, VRDN (c)(f)	$ 7,825	$ 7,825
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series ROC II R 12278, 0.29% (Liquidity Facility Citibank NA) (c)(h)	10,395	10,395
Illinois Fin. Auth. Indl. Dev. Rev. (Bohler Uddeholm Corp. Proj.) 0.34%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (c)(f)	10,000	10,000
Illinois Fin. Auth. Poll. Cont. Rev. (Commonwealth Edison Co. Proj.) Series 2008 D, 0.28%, LOC JPMorgan Chase Bank, VRDN (c)	7,800	7,800
Illinois Fin. Auth. Rev.:
Participating VRDN:
Series BA 08 1137, 0.29% (Liquidity Facility Bank of America NA) (c)(h)	12,855	12,855
Series DB 601, 0.31% (Liquidity Facility Deutsche Bank AG) (c)(h)	15,180	15,180
Series Putters 3174, 0.29% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	15,620	15,620
Series Putters 3378, 0.29% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	11,200	11,200
Series Putters 3435, 0.29% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	2,105	2,105
(Alexian Brothers Health Sys. Proj.) Series 2004, 0.27%, LOC JPMorgan Chase Bank, VRDN (c)	1,000	1,000
(Edward Hosp. Obligated Group Proj.) Series 2008 B2, 0.32%, LOC JPMorgan Chase Bank, VRDN (c)	28,140	28,140
(Little Co. of Mary Hosp. Proj.) Series 2008 A, 0.28%, LOC JPMorgan Chase Bank, VRDN (c)	29,185	29,185
(Museum of Science & Industry Proj.):
Series 2009 C, 0.3%, LOC Harris NA, VRDN (c)	5,500	5,500
Series 2009 D, 0.29%, LOC Northern Trust Co., Chicago, VRDN (c)	16,000	16,000
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.21%, LOC Northern Trust Co., Chicago, VRDN (c)	11,000	11,000
(Saint Xavier Univ. Proj.) Series 2008, 0.3%, LOC Bank of America NA, VRDN (c)	3,960	3,960
Illinois Fin. Auth. Solid Waste Rev. (Republic Svcs., Inc. Proj.) Series 2004, 0.4%, LOC JPMorgan Chase Bank, VRDN (c)(f)	18,000	18,000
Illinois Health Facilities Auth. Rev.:
Bonds (Advocate Health Care Network Proj.) Series 2000, 6.125% 11/15/22 (Pre-Refunded to 11/15/10 @ 100) (g)	19,020	19,517
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev.: - continued
(Evanston Hosp. Proj.) Series 1996, 0.25% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)(c)	$ 7,400	$ 7,400
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Valley View Apts. Proj.) 0.32%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	11,160	11,160
Series 2008 B, 0.3%, LOC JPMorgan Chase Bank, VRDN (c)	13,225	13,225
Lake County Solid Waste Disp. Facilities Rev. (Countryside Landfill, Inc. Proj.) Series B, 0.35%, LOC JPMorgan Chase Bank, VRDN (c)(f)	4,320	4,320
Lisle Village Multi-family Hsg. Rev.:
(Devonshire of Lisle Proj.) Series 1991, 0.33%, LOC Freddie Mac, VRDN (c)(f)	6,000	6,000
(Four Lakes Phase V-Lisle) Series 1996, 0.3%, LOC Bank of America NA, VRDN (c)	20,000	20,000
Palos Hills Multi-family Hsg. Rev. (Green Oaks Proj.) Series 1998, 0.34%, LOC Fannie Mae, VRDN (c)(f)	14,300	14,300
Saint Charles Indl. Dev. Rev. (Pier 1 Imports-Midwest, Inc. Proj.) Series 1986, 0.35%, LOC JPMorgan Chase Bank, VRDN (c)(f)	9,500	9,500
Univ. of Illinois Rev.:
(UIC South Campus Dev. Proj.) Series 2008, 0.3%, LOC JPMorgan Chase Bank, VRDN (c)	9,500	9,500
Series 2008, 0.29%, LOC JPMorgan Chase Bank, VRDN (c)	26,215	26,215
Yorkville Svc. Area 2004-106 Tax (MPI Grande Reserve Proj.) 0.3%, LOC Bank of America NA, VRDN (c)	7,205	7,205
		832,863
Indiana - 1.9%
Anderson Econ. Dev. Auth. Rev. (AppleCreek Commons Proj.) 0.33%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	5,260	5,260
Crawford County Econ. Dev. Rev. (Jasper Engine Exchange Proj.) Series 1997, 0.35%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	1,600	1,600
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.27%, LOC JPMorgan Chase Bank, VRDN (c)	2,000	2,000
Elkhart County Multi-family Hsg. Rev. (Pedcor Investments Proj.) Series 2000, 0.34%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	7,669	7,669
Hammond Swr. & Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 0.35%, VRDN (c)(f)	39,000	39,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Dev. Fin. Auth. Envir. Rev.:
(Duke Energy Indiana, Inc. Proj.):
Series 2009 A1, 0.34%, LOC Bank of America NA, VRDN (c)(f)	$ 6,000	$ 6,000
Series 2009 A2, 0.27%, LOC Bank of America NA, VRDN (c)(f)	13,100	13,100
(Mittal Steel Co. Proj.) 0.6%, LOC Banco Bilbao Vizcaya Argentaria SA, VRDN (c)(f)	34,750	34,750
(Republic Svcs., Inc. Proj.) Series 2001, 0.33%, LOC JPMorgan Chase Bank, VRDN (c)(f)	5,000	5,000
Indiana Dev. Fin. Auth. Indl. Dev. Rev. (Republic Svcs., Inc. Proj.) Series 2001, 0.33%, LOC JPMorgan Chase Bank, VRDN (c)(f)	7,050	7,050
Indiana Dev. Fin. Auth. Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1998 A, 0.3%, LOC JPMorgan Chase Bank, VRDN (c)	11,550	11,550
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.3%, LOC JPMorgan Chase Bank, VRDN (c)	20,000	20,000
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002 B, 0.39%, LOC JPMorgan Chase Bank, VRDN (c)(f)	7,000	7,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 A, 0.27%, LOC JPMorgan Chase Bank, VRDN (c)	36,595	36,595
Indiana Fin. Auth. Hosp. Rev.:
(Clarian Health Partners, Inc. Obligated Group Proj.) Series 2008 A, 0.28%, LOC Branch Banking & Trust Co., VRDN (c)	7,500	7,500
(Cmnty. Health Network Proj.) Series 2009 A, 0.31%, LOC Bank of America NA, VRDN (c)	25,000	25,000
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 D, 0.29%, LOC Citibank NA, VRDN (c)	27,590	27,590
Indiana Fin. Auth. Rev.:
Bonds (Ascension Health Proj.) Series 2008 E8, 0.33%, tender 6/15/10 (c)	6,725	6,725
(DePauw Univ. Proj.) Series 2008 B, 0.25%, LOC Harris NA, VRDN (c)	16,555	16,555
Indiana Hsg. & Cmnty. Dev. Auth. Single Family Mtg. Rev.:
Participating VRDN Series Merlots 07 C52, 0.35% (Liquidity Facility Wells Fargo Bank NA) (c)(f)(h)	5,275	5,275
Series 2008 A2, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	56,445	56,445
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Trans. Fin. Auth. Hwy. Rev. Participating VRDN Series BA 08 1157, 0.29% (Liquidity Facility Bank of America NA) (c)(h)	$ 7,500	$ 7,500
Indianapolis Econ. Dev. Rev. (Pine Glen Apts. Proj.) 0.31%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (c)(f)	6,205	6,205
Indianapolis Gas Util. Sys. Rev.:
1% 6/1/10, CP	25,000	25,000
1% 6/17/10, CP	25,000	25,000
IPS Multi-School Bldg. Corp. Participating VRDN Series Solar 07 26, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	13,435	13,435
Knox Econ. Dev. Rev. (Toll IN LLC Proj.) 0.38%, LOC Bank of America NA, VRDN (c)(f)	9,435	9,435
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2000, 0.38%, LOC Bank of America NA, VRDN (c)	3,655	3,655
Warrick County Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1985 A, 0.3%, LOC JPMorgan Chase Bank, VRDN (c)	9,775	9,775
		441,669
Iowa - 0.2%
Iowa Fin. Auth.:
Series 2003 F, 0.3% (Liquidity Facility Wells Fargo Bank NA), VRDN (c)(f)	12,080	12,080
Series 2005 C, 0.3% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	12,000	12,000
Iowa Fin. Auth. Single Family Rev.:
Participating VRDN Series Putters 1205, 0.44% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	2,330	2,330
(Mtg. Backed Securities Prog.) Series 2004 G, 0.32% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	15,500	15,500
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 0.3%, LOC Bank of America NA, VRDN (c)	6,200	6,200
		48,110
Kansas - 0.5%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 0.35%, LOC Bank of America NA, VRDN (c)(f)	25,100	25,100
Lenexa Multi-family Hsg. Rev. (Meadows Apts. Proj.) Series A, 0.31%, LOC Fannie Mae, VRDN (c)(f)	16,400	16,400
Olathe Gen. Oblig. Bonds Series 2009 B, 1.5% 6/1/10	32,385	32,385
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Wichita Gen. Oblig. BAN Series 236, 0.625% 3/3/11	$ 7,705	$ 7,705
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN Series 2010 I, 0.625% 3/1/11	30,820	30,841
		112,431
Kentucky - 2.7%
Boyle County Hosp. Rev. (Ephraim McDowell Health Proj.) Series 2006, 0.28%, LOC Branch Banking & Trust Co., VRDN (c)	8,000	8,000
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2004 A, 0.35%, LOC Commerzbank AG, VRDN (c)(f)	38,500	38,500
Series 2006 B, 0.35%, LOC Commerzbank AG, VRDN (c)(f)	47,200	47,200
Series 2008 A, 0.35%, LOC Commerzbank AG, VRDN (c)(f)	70,347	70,347
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 0.6%, LOC Banco Bilbao Vizcaya Argentaria SA, VRDN (c)(f)	10,000	10,000
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.35% (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	4,770	4,770
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.35% (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	67,250	67,250
Series 1993 B, 0.35% (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	37,700	37,700
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.37%, LOC Wells Fargo Bank NA, VRDN (c)(f)	4,000	4,000
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co. Proj.) 0.36%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	100	100
Jefferson County Indl. Bldg. Rev. (Wynn Starr Foods Proj.) Series 1996, 0.95%, LOC JPMorgan Chase Bank, VRDN (c)(f)	100	100
Kentucky Econ. Dev. Fin. Auth. Participating VRDN Series MS 3125, 0.29% (Liquidity Facility Morgan Stanley) (c)(h)	11,250	11,250
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series 2009 B4, 0.28%, LOC Branch Banking & Trust Co., VRDN (c)	8,000	8,000
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs., Inc. Proj.) Series 2000, 0.3%, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 A, 0.27%, LOC Branch Banking & Trust Co., VRDN (c)	15,000	15,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Republic Svcs., Inc. Proj.) Series 2005, 0.4%, LOC JPMorgan Chase Bank, VRDN (c)(f)	$ 12,000	$ 12,000
Kentucky Higher Ed. Student Ln. Corp. Rev.:
Series 2008 A1, 0.35%, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (c)(f)	159,525	159,525
Series 2008 A2, 0.35%, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (c)(f)	41,700	41,700
Kentucky Hsg. Corp. Conduit Multi-family Mtg. Rev. (Gleneagles Apts. Proj.) 0.38%, LOC Fannie Mae, VRDN (c)(f)	9,800	9,800
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN Series Clipper 05 35, 0.41% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	8,000	8,000
Kentucky Hsg. Corp. Multi-family Rev. (Canterbury Southgate Hsg. Proj.) 0.34%, LOC Freddie Mac, VRDN (c)(f)	13,880	13,880
Kentucky Infrastructure Auth. Participating VRDN Series ROC II R 11846, 0.29% (Liquidity Facility Citibank NA) (c)(h)	6,145	6,145
Larue County Indl. Dev. Rev. (CMH Hodgenville, Inc. Proj.) Series 2000, 0.39%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	6,000	6,000
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.) Series 1999 B, 0.33% (United Parcel Svc. of America Guaranteed), VRDN (c)(f)	18,800	18,800
Minor Lane Heights Solid Waste Disp. Rev. (Waste Mgmt. of Kentucky, LLC Proj. D) Series 2003, 0.3%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	6,000	6,000
		609,067
Louisiana - 0.9%
East Baton Rouge Parish Indl. Dev. Board Rev. (Stupp Bros., Inc. Proj.) Series 2008, 0.3%, LOC Bank of America NA, VRDN (c)	27,200	27,200
Lake Charles Hbr. & Term. District Dock & Wharf Rev. (Conoco, Inc. Proj.) Series 2000, 0.35%, VRDN (c)(f)	34,100	34,100
Louisiana Gas & Fuel Tax Rev.:
Participating VRDN:
Series Putters 2378, 0.34% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	14,415	14,415
Series Solar 06 133, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	6,900	6,900
Series 2009 A1, 0.54%, LOC JPMorgan Chase Bank, VRDN (c)	20,000	20,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN Series Clipper 05 11, 0.41% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	$ 5,921	$ 5,921
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.):
Series 2005 B, 0.29%, LOC JPMorgan Chase Bank, VRDN (c)	10,000	10,000
Series 2008 A, 0.27%, LOC JPMorgan Chase Bank, VRDN (c)	23,915	23,915
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2002, 0.58%, VRDN (c)(f)	14,000	14,000
Series 2004, 0.58%, VRDN (c)(f)	6,250	6,250
(CommCare Corp. Proj.) Series 2008 A, 0.26%, LOC JPMorgan Chase Bank, VRDN (c)	3,500	3,500
Port New Orleans Board Commerce Rev. 0.34%, LOC BNP Paribas SA, VRDN (c)(f)	18,425	18,425
South Louisiana Port Commission Port Facilities Rev. (Holnam, Inc. Proj.) 0.34%, LOC Wells Fargo Bank NA, VRDN (c)(f)	22,000	22,000
		206,626
Maine - 0.3%
Maine Fin. Auth. Solid Waste Disposable Rev. (Casella Waste Systems, Inc. Proj.) 0.35%, LOC Bank of America NA, VRDN (c)(f)	25,000	25,000
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.3%, LOC KBC Bank NV, VRDN (c)	15,000	15,000
Maine Hsg. Auth. Multi-family Dev. Rev. (Park Village Apts. Proj.) 0.3%, LOC Fannie Mae, VRDN (c)(f)	23,100	23,100
Maine Pub. Util. Fin. Pub. Util. Rev. (Maine Pub. Svc. Co. Proj.) Series 1996, 0.35%, LOC Bank of America NA, VRDN (c)(f)	13,600	13,600
		76,700
Maryland - 1.0%
Baltimore County Gen. Oblig. Series 2008, 0.31% 6/7/10, CP	35,000	35,000
Chestertown Econ. Dev. Rev. (Washington College Proj.) Series 2008 A, 0.46%, LOC RBS Citizens NA, VRDN (c)	12,700	12,700
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. (Barrington Apts. Proj.) Series A, 0.3%, LOC Fannie Mae, VRDN (c)(f)	12,190	12,190
Maryland Econ. Dev. Auth. Rev. (Associated Projs.) Series A, 0.3%, LOC Bank of America NA, VRDN (c)	15,715	15,715
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Mercy Med. Ctr. Proj.):
Series 2007 B, 0.3%, LOC Bank of America NA, VRDN (c)	$ 12,800	$ 12,800
Series 2007 D, 0.27%, LOC Wells Fargo Bank NA, VRDN (c)	28,300	28,300
(Univ. of Maryland Med. Sys. Proj.) Series 2008 A, 0.45%, LOC Citizens Bank of Pennsylvania, VRDN (c)	22,300	22,300
(Upper Chesapeake Hosp. Proj.) Series 2008 B, 0.28%, LOC Branch Banking & Trust Co., VRDN (c)	11,290	11,290
(Villa Julie College, Inc. Proj.) Series 2005, 0.27%, LOC Bank of America NA, VRDN (c)	1,200	1,200
Series E, 0.26% 6/8/10, LOC Bank of America NA, CP	41,100	41,100
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series BA 08 1077, 0.29% (Liquidity Facility Bank of America NA) (c)(h)	5,055	5,055
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.3%, LOC Bank of America NA, VRDN (c)	7,900	7,900
Montgomery County Hsg. Opportunities Commission Hsg. Rev. (The Grand Proj.) Series 1997 1, 0.34%, LOC Fannie Mae, VRDN (c)(f)	2,200	2,200
Montgomery County Hsg. Opportunities Commission Multifamily Hsg. Rev. (Oak Mill II Apts. Proj.) Series 2010 B, 0.3%, LOC Bank of America NA, VRDN (c)	9,600	9,600
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Series 2008 C, 0.3% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,450	8,450
Univ. Sys. of Maryland Rev. Bonds Series 2003 A, 0.55%, tender 6/1/10 (c)	5,560	5,560
		231,360
Massachusetts - 1.0%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05 36, 0.29% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(h)	11,835	11,835
Massachusetts Participating VRDN Series Clipper 06 11, 0.32% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(h)	59,605	59,605
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN Series PT 4368, 0.29% (Liquidity Facility Wells Fargo & Co.) (c)(h)	5,020	5,020
Series 2008 A1, 0.3% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	20,000	20,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005:
0.7% tender 6/3/10, CP mode (f)	$ 22,500	$ 22,500
0.8% tender 6/4/10, CP mode (f)	1,900	1,900
Massachusetts Gen. Oblig. Participating VRDN Series Clipper 07 39, 0.32% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(h)	11,000	11,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.75% tender 6/4/10, CP mode	26,000	26,000
Series 1993 A, 0.65% tender 6/3/10, CP mode	15,000	15,000
Series 1993 B, 0.9% tender 6/10/10, CP mode	1,000	1,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.3% (Liquidity Facility Citibank NA) (c)(h)	31,500	31,500
Series MS 30911, 0.31% (Liquidity Facility Morgan Stanley) (c)(h)	6,665	6,665
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 0.75% tender 6/3/10, CP mode (f)	1,000	1,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2008 C, 0.3% (Liquidity Facility Bayerische Landesbank), VRDN (c)	10,350	10,350
Series 2008 D, 0.3% (Liquidity Facility Bayerische Landesbank), VRDN (c)	800	800
		224,175
Michigan - 1.7%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 B1, 0.41%, LOC RBS Citizens NA, VRDN (c)	43,500	43,500
Michigan Bldg. Auth. Rev. Series 5, 0.35% 6/24/10, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	2,890	2,890
Michigan Hosp. Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.):
Series 2008 C:
0.27% tender 6/10/10, CP mode	5,560	5,560
0.27% tender 7/9/10, CP mode	13,300	13,300
0.3% tender 7/7/10, CP mode	18,000	18,000
0.3% tender 7/12/10, CP mode	34,000	34,000
0.32% tender 8/5/10, CP mode	7,440	7,440
0.32% tender 8/9/10, CP mode	37,500	37,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.): - continued
Series B, 0.38% tender 7/7/10, CP mode	$ 20,000	$ 20,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev.:
Bonds Series 1988 A, 0.44% tender 10/4/10, LOC Landesbank Hessen-Thuringen, CP mode (f)	6,700	6,700
(Lexington Place Apts. Proj.) Series 1999 A, 0.31%, LOC Bank of America NA, VRDN (c)(f)	6,940	6,940
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2007 B, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	17,200	17,200
Michigan Muni. Bond Auth. Rev. RAN Series 2009 C3, 2.5% 8/20/10, LOC Bank of Nova Scotia New York Branch	15,700	15,756
Michigan Strategic Fund Ltd. Oblig. Rev. (Orchestra Place Renewal Proj.) Series 2000, 0.3%, LOC Bank of America NA, VRDN (c)	2,900	2,900
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2008 B, 0.39%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	143,650	143,650
Series 2008 E, 0.4%, LOC JPMorgan Chase Bank, VRDN (c)(f)	5,540	5,540
Series 2008 F, 0.31%, LOC JPMorgan Chase Bank, VRDN (c)(f)	6,300	6,300
		387,176
Minnesota - 0.4%
Dakota County Cmnty. Dev. Agcy. Multi-family Hsg. Rev. (Brentwood Hills Apts. Proj.) Series A, 0.39%, LOC Bank of America NA, VRDN (c)(f)	22,195	22,195
Eagan Multi-family Rev. (Thomas Lake Place Apts. Proj.) Series 2003 A1, 0.34%, LOC Fannie Mae, VRDN (c)(f)	6,525	6,525
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.31%, LOC Fannie Mae, VRDN (c)(f)	9,800	9,800
Minneapolis Multi-family Rev. (Gateway Real Estate Proj.) 0.36%, LOC Bank of America NA, VRDN (c)(f)	3,635	3,635
Minnesota Hsg. Fin. Agcy. Participating VRDN Series Putters 1207, 0.42% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	1,915	1,915
Minnesota Office of Higher Ed. Series 2008 B, 0.32%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	9,300	9,300
Richfield Multifamily Hsg. Rev. (Lynwood Partners, LLC Proj.) Series 2010, 0.3%, LOC Wells Fargo Bank NA, VRDN (c)	11,385	11,385
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Saint Paul Hsg. & Redev. Auth. Rev. (River Pointe Lofts Proj.) Series 2007 A, 0.36%, LOC Bank of America NA, VRDN (c)(f)	$ 16,885	$ 16,885
St. Paul City Port Auth. District Heating Rev.:
Series 2009 5O, 0.27%, LOC Deutsche Bank AG, VRDN (c)	3,435	3,435
Series 2009 7Q, 0.27%, LOC Deutsche Bank AG, VRDN (c)	1,300	1,300
St. Paul Port Auth. District Cooling Rev. Series 2009 12EE, 0.34%, LOC Deutsche Bank AG, VRDN (c)(f)	1,100	1,100
		87,475
Mississippi - 0.4%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.4%, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
Mississippi Dev. Bank Spl. Oblig.:
Bonds Series Solar 06 0153, 0.29%, tender 6/4/10 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	6,200	6,200
(East Mississippi Correctional Facility Proj.) Series 2008 B, 0.3%, LOC Bank of America NA, VRDN (c)	12,000	12,000
(Walnut Grove Youth Correctional Facilities Proj.) Series 2008 A, 0.31%, LOC Bank of America NA, VRDN (c)	20,390	20,390
Mississippi Gen. Oblig.:
Series 2007, 0.3% (Liquidity Facility Bank of America NA), VRDN (c)	23,300	23,300
0.22% (Liquidity Facility Bank of America NA), VRDN (c)	10,370	10,370
Mississippi Home Corp. Multi-family Hsg. Rev. (Bristol Park Apts. Proj.) Series 2001 1, 0.47%, LOC Wells Fargo Bank NA, VRDN (c)(f)	7,700	7,700
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.27%, tender 6/3/10 (c)(i)	9,000	9,000
		93,960
Missouri - 2.2%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev.:
(MetroLink Cross County Extension Proj.) Series 2005 A, 0.27%, LOC JPMorgan Chase Bank, VRDN (c)	32,400	32,400
Series 2005 A, 0.27%, LOC JPMorgan Chase Bank, VRDN (c)	18,000	18,000
Curators of the Univ. of Missouri BAN Series 2009 A, 2% 6/30/10	8,525	8,536
Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood Apts. Proj.) 0.34%, LOC Fannie Mae, VRDN (c)(f)	12,600	12,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Jefferson County Indl. Dev. Auth. Multi-family Hsg. Rev. (Pevely Pointe Apts. Proj.) 0.34%, LOC Freddie Mac, VRDN (c)(f)	$ 13,900	$ 13,900
Kansas City Indl. Dev. Auth. Air Cargo Facility Rev. (Kansas City Air Cargo Svcs. Proj.) 0.34%, LOC JPMorgan Chase Bank, VRDN (c)(f)	7,300	7,300
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Lutheran High School Assoc. Proj.) Series 2002, 0.35%, LOC U.S. Bank NA, Minnesota, VRDN (c)	3,800	3,800
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
Bonds (Cox Health Proj.) Series B:
0.27% tender 7/9/10, LOC Bank of Nova Scotia New York Branch, CP mode	13,000	13,000
0.31% tender 6/4/10, LOC Bank of Nova Scotia New York Branch, CP mode	30,000	30,000
Participating VRDN Series Putters 2587, 0.29% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	7,955	7,955
(Cox Health Sys. Proj.) Series 2008 C, 0.3%, LOC Bank of America NA, VRDN (c)	28,000	28,000
(SSM Health Care Sys. Proj.) Series 2005 C2, 0.33%, LOC Bank of America NA, VRDN (c)	11,225	11,225
Missouri Health & Edl. Facilities Auth. Rev. Bonds (Ascension Health Proj.) Series 2003 C2, 0.37%, tender 3/2/11 (c)	25,000	24,966
Missouri Higher Ed. Ln. Auth. Student Ln. Rev.:
Series 1990 B, 0.35%, LOC Bank of America NA, VRDN (c)(f)	31,600	31,600
Series 2008 A1, 0.35%, LOC Bank of America NA, VRDN (c)(f)	37,500	37,500
Series 2008 A2, 0.35%, LOC Bank of America NA, VRDN (c)(f)	136,300	136,300
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Participating VRDN:
Series Putters 1208, 0.44% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	2,430	2,430
Series Putters 1514, 0.44% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	3,630	3,630
Saint Louis Gen. Fund Rev. TRAN 2% 6/30/10	18,400	18,420
Saint Louis Indl. Dev. Auth. (Metropolitan Lofts Apts. Proj.) Series 2003 A, 0.29%, LOC Fannie Mae, VRDN (c)(f)	28,300	28,300
Springfield Pub. Util. Rev. Participating VRDN Series Solar 06 156, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	30,370	30,370
		500,232
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Montana - 0.1%
Montana Board Invt. Resource Recovery Rev. (Colstrip Proj.) Series 1989, 0.19%, LOC Union Bank of California, VRDN (c)(f)	$ 6,200	$ 6,200
Montana Board of Hsg. Participating VRDN:
Series Clipper 2006 2, 0.41% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	10,080	10,080
Series Merlots 02 A19, 0.35% (Liquidity Facility Wells Fargo Bank NA) (c)(f)(h)	1,080	1,080
		17,360
Nebraska - 1.6%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.27% (Liquidity Facility Royal Bank of Canada), VRDN (c)	53,600	53,600
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.35%, LOC Bank of America NA, VRDN (c)(f)	9,000	9,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN Series Putters 1352, 0.39% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	4,120	4,120
Series 2001 E, 0.3% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	8,795	8,795
Series 2002 F, 0.3% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	12,405	12,405
Series 2003 B, 0.3% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	7,035	7,035
Series 2003 E, 0.3% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	6,160	6,160
Series 2004 B, 0.3% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	3,495	3,495
Series 2004 G, 0.3% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	6,650	6,650
Series 2005 B, 0.3% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	11,445	11,445
Series 2005 D, 0.3% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	15,755	15,755
Series 2006 B, 0.3% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	14,635	14,635
Series 2006 G, 0.3% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	8,665	8,665
Series 2007 B, 0.3% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	33,435	33,435
Series 2007 D, 0.3% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	1,340	1,340
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.: - continued
Series 2007 F, 0.3% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	$ 25,675	$ 25,675
Series 2007 H, 0.3% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	45,530	45,530
Series 2007 J, 0.3% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	2,750	2,750
Series 2008 D, 0.3% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	12,500	12,500
Series 2008 H, 0.3% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	13,425	13,425
Nebraska Pub. Pwr. District Rev. Series A, 0.33% 8/13/10, CP	10,000	10,000
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series Solar 07 20, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	19,700	19,700
Omaha Pub. Pwr. District Elec. Rev.:
0.27% 6/8/10 (Liquidity Facility JPMorgan Chase Bank), CP	28,000	28,000
0.3% 8/12/10 (Liquidity Facility JPMorgan Chase Bank), CP	6,800	6,800
0.37% 9/10/10 (Liquidity Facility JPMorgan Chase Bank), CP	5,000	5,000
		365,915
Nevada - 2.9%
Clark County Arpt. Rev.:
Series 2008 C2, 0.33%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	71,550	71,550
Series 2008 C3, 0.33%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	64,550	64,550
Series 2008 D1, 0.33%, LOC Landesbank Baden-Wuert, VRDN (c)	15,800	15,800
Series 2008 D2, 0.33%, LOC Landesbank Baden-Wuert, VRDN (c)	89,105	89,105
Clark County Fuel Tax:
Participating VRDN Series Putters 3158, 0.29% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	32,110	32,110
Series 2008 A, 0.27% 6/9/10, LOC BNP Paribas SA, CP	2,400	2,400
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.):
Series 2003 A, 0.4%, LOC Bank of America NA, VRDN (c)(f)	45,100	45,100
Series 2009 A, 0.27%, LOC JPMorgan Chase Bank, VRDN (c)	2,000	2,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Passenger Facility Charge Rev. McCarran Int'l. Arpt.:
Series 2005 A1, 0.33%, LOC Bayerische Landesbank, VRDN (c)(f)	$ 40,000	$ 40,000
Series 2005 A2, 0.33%, LOC Bayerische Landesbank, VRDN (c)(f)	90,500	90,500
Clark County School District Participating VRDN Series BA 08 1153, 0.29% (Liquidity Facility Bank of America NA) (c)(h)	32,600	32,600
Clark County Wtr. Reclamation District Participating VRDN Series Putters 3355, 0.29% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	7,500	7,500
Las Vegas New Convention & Visitors Auth. Rev. Series 2006 B, 0.25% 6/15/10, LOC Bank of Nova Scotia New York Branch, LOC Fortis Banque SA, CP	32,000	32,000
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series Solar 06 93, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	14,000	14,000
Nevada Dept. of Bus. & Industry:
(LVE Energy Partners LLC Proj.) 0.45%, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	29,700	29,700
(Republic Svcs., Inc. Proj.) 0.35%, LOC Bank of America NA, VRDN (c)(f)	2,000	2,000
Nevada Hsg. Division (Horizon Apt. Hsg. Proj.) Series 2000 A, 0.32%, LOC Fannie Mae, VRDN (c)(f)	7,410	7,410
North Las Vegas Gen. Oblig. Participating VRDN Series Solar 06 89, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	30,490	30,490
Reno Cap. Impt. Rev. Series 2005 A, 0.3%, LOC Bank of America NA, VRDN (c)	13,500	13,500
Truckee Meadows Wtr. Auth. Wtr. Rev. Series 2006 B:
0.32% 7/16/10, LOC Lloyds TSB Bank PLC, CP	17,500	17,500
0.35% 7/9/10, LOC Lloyds TSB Bank PLC, CP	14,500	14,500
		654,315
New Hampshire - 0.8%
Manchester Arpt. Rev. Series 2008, 0.4%, LOC RBS Citizens NA, VRDN (c)(f)	15,935	15,935
New Hampshire Bus. Fin. Auth. Exempt Facilities Rev. (Waste Mgmt. of New Hampshire, Inc. Proj.) 0.34%, LOC Wells Fargo Bank NA, VRDN (c)(f)	20,000	20,000
New Hampshire Bus. Fin. Auth. Ind. Dev. Rev. (Wiggins Airways Proj.) Series 1998, 0.42%, LOC Bank of America NA, VRDN (c)(f)	4,200	4,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - continued
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.8% tender 6/10/10, CP mode (f)	$ 20,000	$ 20,000
Series 1990 B, 0.9% tender 6/10/10, CP mode	20,000	20,000
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 A, 0.3%, LOC Wells Fargo Bank NA, VRDN (c)	13,800	13,800
New Hampshire Bus. Fin. Auth. Rev. (Luminescent Sys., Inc. Proj.) Series 1998, 0.5%, LOC HSBC Bank USA, NA, VRDN (c)(f)	2,150	2,150
New Hampshire Bus. Fin. Auth. Solid Waste Disp. Rev.:
(Lonza Biologics, Inc. Proj.) Series 2005, 0.4%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	25,000	25,000
(Lonza Biologies, Inc. Proj.) Series 1998, 0.4%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	20,000	20,000
New Hampshire Health & Ed. Facilities Auth. Rev.:
Participating VRDN 0.29% (Liquidity Facility Morgan Stanley) (c)(h)	7,000	7,000
(Frisbie Memorial Hosp. Proj.) Series 2006, 0.29%, LOC TD Banknorth, NA, VRDN (c)	11,700	11,700
New Hampshire Hsg. Fin. Auth. Multi-family Rev. (Pheasant Run Proj.) 0.33%, LOC Fannie Mae, VRDN (c)(f)	16,400	16,400
		176,185
New Jersey - 0.9%
New Jersey Gen. Oblig. TRAN Series 2010 B, 2.5% 6/24/10	146,300	146,481
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Hsg. Rev. Series 2008-3, 0.35%, LOC Dexia Cr. Local de France, VRDN (c)(f)	34,000	34,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. (Single Family Hsg. Proj.) Series 2005 N, 0.37% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	5,000	5,000
Union County Gen. Oblig. BAN 1.75% 7/1/10	23,500	23,523
		209,004
New Mexico - 1.8%
New Mexico Edl. Assistance Foundation:
Series 2003 A2, 0.31%, LOC Royal Bank of Canada, VRDN (c)(f)	1,000	1,000
Series 2004 A1, 0.31%, LOC Royal Bank of Canada, VRDN (c)(f)	1,450	1,450
Series 2004 A2, 0.31%, LOC Royal Bank of Canada, VRDN (c)(f)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Mexico - continued
New Mexico Edl. Assistance Foundation: - continued
Series 2004 A3, 0.31%, LOC Royal Bank of Canada, VRDN (c)(f)	$ 26,500	$ 26,500
Series 2008 A1, 0.35%, LOC Bank of America NA, VRDN (c)(f)	193,000	193,000
Series 2008 A2, 0.31%, LOC Royal Bank of Canada, VRDN (c)(f)	46,000	46,000
Series 2008 A3, 0.31%, LOC Lloyds TSB Bank PLC, VRDN (c)(f)	56,275	56,275
Series 2009 A, 0.31%, LOC Royal Bank of Canada, VRDN (c)(f)	4,000	4,000
New Mexico Hosp. Equip. Ln. Council Rev. Participating VRDN:
Series MS 3131, 0.29% (Liquidity Facility Morgan Stanley) (c)(h)	7,000	7,000
Series ROC II R 11788, 0.3% (Liquidity Facility Citibank NA) (c)(h)	9,100	9,100
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.27% (Liquidity Facility Royal Bank of Canada), VRDN (c)	45,500	45,500
Univ. of New Mexico Univ. Revs. Participating VRDN Series Putters 2533, 0.34% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	9,990	9,990
		409,815
New York - 5.2%
Huntington Union Free School District TAN 1.5% 6/25/10	25,000	25,017
New York City Gen. Oblig.:
Participating VRDN:
Series Putters 3196, 0.29% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	8,425	8,425
Series ROC II R 11307, 0.31% (Liquidity Facility Citibank NA) (c)(h)	22,610	22,610
Series 2008 J11, 0.33% (Liquidity Facility KBC Bank NV), VRDN (c)	45,700	45,700
Series 2008 J7, 0.33%, LOC Landesbank Baden-Wuert, VRDN (c)	20,750	20,750
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (Villa Avenue Apts. Proj.) Series 2006 A, 0.31%, LOC Fannie Mae, VRDN (c)(f)	5,990	5,990
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(East 165th Street Proj.) Series A, 0.32%, LOC Citibank NA, VRDN (c)(f)	7,665	7,665
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.: - continued
(Morris Ave. Apts. Proj.) Series A, 0.31%, LOC Fannie Mae, VRDN (c)(f)	$ 14,700	$ 14,700
(Related-Upper East Proj.) Series A, 0.4%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	10,000	10,000
(Spring Creek Hsg. Proj.) Series 2006 A, 0.3%, LOC Freddie Mac, VRDN (c)(f)	3,000	3,000
(State Renaissance Court Proj.) Series A, 0.31%, LOC Freddie Mac, VRDN (c)(f)	8,700	8,700
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Brittany Dev. Proj.) Series A, 0.3%, LOC Fannie Mae, VRDN (c)(f)	8,000	8,000
(One Columbus Place Dev. Proj.) Series A, 0.31%, LOC Fannie Mae, VRDN (c)(f)	32,915	32,915
(Rivereast Apts. Proj.) Series A, 0.31%, LOC Freddie Mac, VRDN (c)(f)	4,150	4,150
(West 43rd Street Proj.) Series 1999 A, 0.3%, LOC Fannie Mae, VRDN (c)(f)	5,000	5,000
(West End Towers Proj.) Series 2004 A, 0.3%, LOC Fannie Mae, VRDN (c)(f)	11,000	11,000
(Westport Dev. Proj.) Series 2004 A, 0.3%, LOC Fannie Mae, VRDN (c)(f)	61,000	61,000
Series 2001 A, 0.3%, LOC Fannie Mae, VRDN (c)(f)	58,235	58,235
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
EGL 09 46A, 0.3% (Liquidity Facility Citibank NA) (c)(h)	13,430	13,430
ROC II R 11678, 0.3% (Liquidity Facility Citibank NA) (c)(h)	10,000	10,000
Series Putters 3156, 0.29% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	13,280	13,280
Series Putters 3200, 0.29% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	7,495	7,495
Series ROC II R 10381, 0.3% (Liquidity Facility Citibank NA) (c)(h)	4,070	4,070
Series ROC II R 11249, 0.3% (Liquidity Facility Citibank NA) (c)(h)	10,145	10,145
Series ROC II R 11264, 0.3% (Liquidity Facility Citibank NA) (c)(h)	12,035	12,035
Series 1, 0.28% 6/17/10, CP	37,900	37,900
Series 7, 0.44% 7/30/10, CP	36,100	36,100
Series 8, 0.44% 8/2/10, CP	42,100	42,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs. Participating VRDN:
Series EGL 07 0066, 0.3% (Liquidity Facility Citibank NA) (c)(h)	$ 31,025	$ 31,025
Series ROC II R 11535, 0.29% (Liquidity Facility Citibank NA) (c)(h)	2,950	2,950
New York Hsg. Fin. Agcy. Rev.:
(101 West End Hsg. Proj.):
Series 1998 A, 0.27%, LOC Fannie Mae, VRDN (c)(f)	9,000	9,000
Series 1999 A, 0.27%, LOC Fannie Mae, VRDN (c)(f)	52,850	52,850
(150 East 44th Street Hsg. Proj.):
Series 2000 A, 0.27%, LOC Fannie Mae, VRDN (c)(f)	37,200	37,200
Series 2001 A, 0.28%, LOC Fannie Mae, VRDN (c)(f)	2,400	2,400
(1500 Lexington Avenue Proj.) Series A, 0.31%, LOC Fannie Mae, VRDN (c)(f)	18,125	18,125
(240 East 39th Street Hsg. Proj.) Series 1997 A, 0.3%, LOC Fannie Mae, VRDN (c)(f)	20,000	20,000
(250 West 50th Street Hsg. Proj.) Series 1997 A, 0.3%, LOC Fannie Mae, VRDN (c)(f)	13,300	13,300
(350 West 43rd Street Hsg. Proj.):
Series 2001 A, 0.37%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	4,000	4,000
Series 2002 A, 0.36%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	14,700	14,700
(455 West 37th Street Hsg. Proj.) Series A, 0.37%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	45,000	45,000
(55 West 25th Street Hsg. Proj.) Series 2005 A, 0.3%, LOC Fannie Mae, VRDN (c)(f)	105,400	105,400
(66 West 38th Street Hsg. Proj.) Series A, 0.27%, LOC Fannie Mae, VRDN (c)(f)	14,000	14,000
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 B, 0.33%, LOC Freddie Mac, VRDN (c)(f)	4,100	4,100
(Chelsea Apts. Proj.) Series A, 0.31%, LOC Fannie Mae, VRDN (c)(f)	29,330	29,330
(Kew Garden Hills Apts. Hsg. Proj.) Series 2003 A, 0.3%, LOC Fannie Mae, VRDN (c)(f)	11,000	11,000
(Related-42nd & 10th Street Proj.) Series 2007 A, 0.31%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	5,300	5,300
(Reverend Polite Ave. Apt. Hsg. Proj.) Series 2005 A, 0.3%, LOC Fannie Mae, VRDN (c)(f)	7,435	7,435
(Sea Park West Hsg. Proj.) Series 2004 A, 0.3%, LOC Freddie Mac, VRDN (c)(f)	13,800	13,800
(South Cove Plaza Proj.) Series A, 0.31%, LOC Freddie Mac, VRDN (c)(f)	12,700	12,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(West 20th Street Proj.) Series A, 0.33%, LOC Fannie Mae, VRDN (c)(f)	$ 24,475	$ 24,475
(West 23rd Street Hsg. Proj.):
0.27%, LOC Fannie Mae, VRDN (c)(f)	22,800	22,800
0.27%, LOC Fannie Mae, VRDN (c)(f)	12,900	12,900
(West 33rd Street Hsg. Proj.) Series A, 0.3%, LOC Fannie Mae, VRDN (c)(f)	8,700	8,700
(West 38th Street Hsg. Proj.) Series A, 0.27%, LOC Fannie Mae, VRDN (c)(f)	33,700	33,700
New York Metropolitan Trans. Auth. Rev.:
Series A:
0.35% 6/21/10, LOC ABN-AMRO Bank NV, CP	30,800	30,800
0.35% 6/23/10, LOC ABN-AMRO Bank NV, CP	15,000	15,000
Series C, 0.41% 7/9/10, LOC ABN-AMRO Bank NV, CP	14,900	14,900
New York Pwr. Auth. Series 1:
0.31% 7/15/10, CP	13,315	13,315
0.32% 6/16/10, CP	8,700	8,700
		1,178,317
New York & New Jersey - 0.7%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 06 107 Class A, 0.35% (Liquidity Facility Citibank NA) (c)(f)(h)	151,450	151,450
Non State Specific - 0.1%
Missouri, Indiana and Texas Hsg. Authorities Participating VRDN Series Clipper 05 14, 0.44% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	13,896	13,896
North Carolina - 3.5%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.3%, LOC Bank of America NA, VRDN (c)	14,000	14,000
Charlotte Wtr. & Swr. Sys. Rev.:
Series 2002 B, 0.27% (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	15,000	15,000
Series 2006 B, 0.27% (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	37,000	37,000
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 G, 0.27%, LOC Bank of America NA, VRDN (c)	47,000	47,000
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 0.5%, VRDN (c)(f)	3,500	3,500
Greensboro Combined Enterprise Sys. Rev. Series 2009 B, 0.3% (Liquidity Facility Bank of America NA), VRDN (c)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Mecklenburg County Multi-family Hsg. Rev. (Sycamore Green Apts. Proj.) 0.35%, LOC Bank of America NA, VRDN (c)(f)	$ 5,930	$ 5,930
North Carolina Cap. Facilities Fin. Agcy. Exempt Facilities Rev. (Republic Svcs., Inc. Proj.):
Series 2004, 0.29%, LOC Bank of America NA, VRDN (c)	7,500	7,500
Series 2007, 0.29%, LOC Bank of America NA, VRDN (c)	18,000	18,000
North Carolina Cap. Facilities Fin. Agcy. Rev.:
Participating VRDN:
Series GS 08 9TP, 0.31% (Liquidity Facility Wells Fargo & Co.) (c)(h)	14,625	14,625
Series Putters 4640, 0.29% (Liquidity Facility Deutsche Postbank AG) (c)(h)	15,540	15,540
Series ROC II R 11850, 0.29% (Liquidity Facility Citibank NA) (c)(h)	12,600	12,600
(Duke Energy Corp. Proj.):
Series 2008 A, 0.32%, LOC Wells Fargo Bank NA, VRDN (c)(f)	22,700	22,700
Series 2008 B, 0.39%, LOC Wells Fargo Bank NA, VRDN (c)(f)	37,000	37,000
(Elon Univ. Proj.) Series 2006, 0.3%, LOC Bank of America NA, VRDN (c)	4,975	4,975
Series 2008 A, 0.33%, LOC Bank of America NA, VRDN (c)(f)	13,325	13,325
North Carolina Gen. Oblig.:
Bonds Series 2004 A, 5% 3/1/11	4,000	4,139
Participating VRDN Series ROC II R 11847, 0.29% (Liquidity Facility Citibank NA) (c)(h)	4,590	4,590
North Carolina Hsg. Fin. Agcy. Home Ownership Rev.:
Participating VRDN:
Series Clipper 05 8, 0.41% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	14,265	14,265
Series Merlots 06 B12, 0.35% (Liquidity Facility Wells Fargo Bank NA) (c)(f)(h)	32,440	32,440
Series 15 C, 0.34% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	4,015	4,015
Series 16C, 0.34% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	16,355	16,355
Series 17 C, 0.34% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	20,000	20,000
Series 18 C, 0.34% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	20,000	20,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. Participating VRDN Series BA 08 1073, 0.29% (Liquidity Facility Bank of America NA) (c)(h)	$ 9,760	$ 9,760
North Carolina Med. Care Cmnty. Health Participating VRDN Series BA 08 3509, 0.29% (Liquidity Facility Bank of America NA) (c)(h)	4,000	4,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
Participating VRDN Series ROC II R 11808, 0.3% (Liquidity Facility Citibank NA) (c)(h)	8,000	8,000
(Cape Fear Valley Health Sys. Proj.):
Series 2008 A1, 0.27%, LOC Branch Banking & Trust Co., VRDN (c)	76,000	76,000
Series 2008 A2, 0.27%, LOC Branch Banking & Trust Co., VRDN (c)	72,600	72,600
(Friends Homes, Inc. Proj.) Series 2003, 0.3%, LOC Bank of America NA, VRDN (c)	12,800	12,800
(Univ. Health Systems of Eastern Carolina) Series 2008 A2, 0.3%, LOC Bank of America NA, VRDN (c)	11,170	11,170
(Wake Forest Univ. Proj.) Series 2008 C, 0.3%, LOC Bank of America NA, VRDN (c)	10,000	10,000
(WakeMed Proj.):
Series 2009 B, 0.27%, LOC Wells Fargo Bank NA, VRDN (c)	9,400	9,400
Series 2009 C, 0.27%, LOC Wells Fargo Bank NA, VRDN (c)	16,660	16,660
(Watauga Med. Ctr. Proj.) Series 2005, 0.27%, LOC Wells Fargo Bank NA, VRDN (c)	16,365	16,365
North Carolina Med. Care Commission Retirement Facilities Rev. (Carolina Village Proj.) Series 2008 B, 0.32%, LOC Wells Fargo Bank NA, VRDN (c)	10,000	10,000
North Carolina State Ed. Assistance Auth. Student Ln. Rev.:
Series 2008 2A1, 0.32%, LOC Royal Bank of Canada, VRDN (c)(f)	36,700	36,700
Series 2008 3A2, 0.35%, LOC Bank of America NA, VRDN (c)(f)	45,200	45,200
Series 2008 A2, 0.32%, LOC Royal Bank of Canada, VRDN (c)(f)	3,855	3,855
Series 2008-5, 0.35%, LOC Branch Banking & Trust Co., VRDN (c)(f)	15,800	15,800
Orange Wtr. & Swr. Auth. Series 2004 B, 0.3% (Liquidity Facility Bank of America NA), VRDN (c)	2,560	2,560
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Piedmont Triad Arpt. Auth.:
Series 2008 A, 0.3%, LOC Branch Banking & Trust Co., VRDN (c)	$ 3,500	$ 3,500
Series 2008 B, 0.35%, LOC Branch Banking & Trust Co., VRDN (c)(f)	5,700	5,700
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.) 0.34%, LOC Wells Fargo Bank NA, VRDN (c)(f)	30,855	30,855
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Indl. Dev. Rev. (Greiner Vacuette NA Proj.) 0.44%, LOC Wells Fargo Bank NA, VRDN (c)(f)	3,700	3,700
Wake County Gen. Oblig. Series 2003 C, 0.28% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)	6,600	6,600
		805,724
North Dakota - 0.5%
Cass County Solid Waste Disp. Rev. (Tharaldson Ethanol Plant I, LLC Proj.) Series 2007, 0.36%, LOC Bank of America NA, VRDN (c)(f)	58,000	58,000
Hebron Indl. Dev. Rev. (Dacco, Inc. Proj.) 0.42%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	2,745	2,745
North Dakota Hsg. Fin. Agcy. Rev. (Home Mtg. Fin. Prog.):
Series 2004 C, 0.31% (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (c)(f)	16,645	16,645
Series 2005 A, 0.33% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	19,600	19,600
Series 2008 A, 0.33% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	13,700	13,700
		110,690
Ohio - 3.7%
Cuyahoga County Cultural Facilities Rev. (Maltz Museum of Jewish Heritage Proj.) 0.29%, LOC Bank of New York, New York, VRDN (c)	6,300	6,300
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.):
Series 2007 A, 4% (Deutsche Post AG Guaranteed), VRDN (c)(f)	66,100	66,100
Series 2007 C, 4% (Deutsche Post AG Guaranteed), VRDN (c)(f)	72,800	72,800
Fulton County Gen. Oblig. Rev. (Fulton County Health Ctr. Proj.) Series 2005, 0.27%, LOC JPMorgan Chase Bank, VRDN (c)	5,300	5,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	$ 5,815	$ 5,815
Series 2000, 0.28%, LOC JPMorgan Chase Bank, VRDN (c)	23,500	23,500
Series 2007 N, 0.28%, LOC JPMorgan Chase Bank, VRDN (c)	7,500	7,500
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.28%, LOC Bank of New York, New York, VRDN (c)	28,250	28,250
Independence Gen. Oblig. BAN Series 2010, 1.875% 4/26/11	4,200	4,220
Lancaster Port Auth. Gas Rev. 0.27% (Liquidity Facility Royal Bank of Canada), VRDN (c)	49,625	49,625
Montgomery County Rev. Participating VRDN Series MS 3126X, 0.31% (Liquidity Facility Morgan Stanley) (c)(h)	2,600	2,600
Ohio Air Quality Dev. Auth. Rev.:
(Dayton Pwr. & Lt. Co. Proj.) Series 2008 B, 0.28%, LOC JPMorgan Chase Bank, VRDN (c)(f)	6,350	6,350
(FirstEnergy Corp. Proj.) Series A, 0.25%, LOC Barclays Bank PLC, VRDN (c)(f)	1,000	1,000
Ohio Higher Edl. Facility Commission Rev. Bonds (Cleveland Clinic Proj.):
Series 2008 B5:
0.28% tender 7/15/10, CP mode	18,650	18,650
0.37% tender 6/15/10, CP mode	10,000	10,000
0.37% tender 11/9/10, CP mode	7,200	7,200
Series 2008 B6:
0.37% tender 6/15/10, CP mode	8,800	8,800
0.37% tender 11/9/10, CP mode	8,600	8,600
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3558, 0.29% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	12,800	12,800
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN Series Putters 1334, 0.44% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	1,775	1,775
(Mtg.-Backed Securities Prog.):
Series 2005 B1, 0.32% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	26,500	26,500
Series 2005 B2, 0.33% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	8,575	8,575
Series 2006 F, 0.33% (Liquidity Facility Citibank NA), VRDN (c)(f)	31,930	31,930
Series B, 0.3% (Liquidity Facility Citibank NA), VRDN (c)(f)	29,750	29,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Hsg. Fin. Agcy. Mtg. Rev.: - continued
Series 2007 E, 0.32% (Liquidity Facility KBC Bank NV), VRDN (c)(f)	$ 90,600	$ 90,600
Series H, 0.32% (Liquidity Facility KBC Bank NV), VRDN (c)(f)	26,630	26,630
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Club at Spring Valley Apts. Proj.) Series 1996 A, 0.66%, LOC RBS Citizens NA, VRDN (c)(f)	3,800	3,800
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series 2008 D, 0.32% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	9,400	9,400
Series 2006 I, 0.3% (Liquidity Facility Citibank NA), VRDN (c)(f)	15,875	15,875
Series 2006 J, 0.3% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	58,800	58,800
Series 2006 N, 0.33% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	53,405	53,405
Series 2007 J, 0.33% (Liquidity Facility KBC Bank NV), VRDN (c)(f)	31,000	31,000
Ohio Major New State Infrastructure Rev. Bonds Series 2010-1, 2% 6/15/11	9,650	9,807
Ohio Solid Waste Rev. (Republic Svcs., Inc. Proj.) 0.3%, LOC JPMorgan Chase Bank, VRDN (c)(f)	30,000	30,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.33%, LOC Bank of America NA, VRDN (c)(f)	8,100	8,100
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series A, 0.25%, LOC Barclays Bank PLC, VRDN (c)(f)	18,355	18,355
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. BAN 5% 11/1/10	5,300	5,403
Portage County Hosp. Rev. (Robinson Memorial Hosp. Proj.) Series 2008, 0.32%, LOC JPMorgan Chase Bank, VRDN (c)	22,200	22,200
Westlake Health Facilities Rev. (Lutheran Home Proj.) Series 2005, 0.46%, LOC RBS Citizens NA, VRDN (c)	7,900	7,900
		835,215
Oklahoma - 0.8%
Oklahoma City Indl. and Cultural Facilities Trust Edl. Facility Rev. (Oklahoma City Univ. Proj.) Series 2006, 0.3%, LOC Bank of America NA, VRDN (c)	6,685	6,685
Oklahoma Dev. Fin. Auth. Rev.:
(ConocoPhillips Co. Proj.):
Series 2002 B, 0.34%, VRDN (c)(f)	2,500	2,500
Series 2002, 0.34%, VRDN (c)(f)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma Dev. Fin. Auth. Rev.: - continued
(Shawnee Fdg. LP Proj.) Series 1996, 0.4%, LOC Bank of Nova Scotia New York Branch, VRDN (c)(f)	$ 4,700	$ 4,700
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN:
Series Clipper 04 3, 0.41% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	21,969	21,969
Series Putters 1380, 0.44% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	6,130	6,130
Oklahoma Student Ln. Auth. Rev. Series 2008 A1, 0.35%, LOC Bank of America NA, VRDN (c)(f)	117,700	117,700
Tulsa Arpts. Impt. Trust Spl. Facility Rev. 0.32%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	10,120	10,120
		179,804
Oregon - 0.6%
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.):
Series 2003 D, 0.36% tender 11/5/10, CP mode	12,500	12,500
Series 2003 E:
0.35% tender 7/9/10, CP mode	6,000	6,000
0.35% tender 7/20/10, CP mode	8,000	8,000
0.35% tender 8/6/10, CP mode	8,000	8,000
Series F, 0.28% tender 6/11/10, CP mode	10,000	10,000
Oregon Econ. & Cmnty. Econ. Dev. Rev. (American Bridge Co. Proj.) Series 205, 0.38%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	2,415	2,415
Port of Portland Arpt. Rev. Series Eighteen A, 0.27%, LOC Lloyds TSB Bank PLC, VRDN (c)(f)	28,525	28,525
Portland Econ. Dev. Rev. (Columbia Aluminum Recycling Proj.) 0.33%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	1,900	1,900
Portland Gen. Oblig. TAN (Fire and Police Disability and Retirement Fund Proj.) Series 2009, 2.5% 6/24/10	13,830	13,848
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) Series 2004, 0.42%, LOC Bank of America NA, VRDN (c)(f)	1,500	1,500
(New Columbia - Trouton Proj.) 0.35%, LOC Bank of America NA, VRDN (c)(f)	6,170	6,170
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Portland Multi-family Hsg. Rev. (The Village at Lovejoy Fountain Proj.) Series 2009, 0.34%, LOC Freddie Mac, VRDN (c)(f)	$ 15,000	$ 15,000
Salem-Keizer School District #24J Participating VRDN Series WF 09 4Z, 0.28% (Liquidity Facility Wells Fargo & Co.) (c)(h)	14,465	14,465
		128,323
Pennsylvania - 4.2%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.):
Series 2005 A, 0.4%, LOC Citizens Bank of Pennsylvania, VRDN (c)	9,730	9,730
Series 2005 B, 0.4%, LOC Citizens Bank of Pennsylvania, VRDN (c)	7,070	7,070
Allegheny County Indl. Dev. Auth. Rev. (United Jewish Federation Proj.) Series 1996 A, 0.26%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	5,765	5,765
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 0.29%, LOC Barclays Bank PLC, VRDN (c)	12,250	12,250
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.):
Series 1998 A1, 0.35%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (c)(f)	90,550	90,550
Series 1998 A2, 0.35%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (c)(f)	12,805	12,805
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.47%, LOC Citizens Bank of Pennsylvania, VRDN (c)	23,640	23,640
Chester County Indl. Dev. Auth. Student Hsg. Rev. (Univ. Student Hsg., LLC Proj. at West Chester Univ.) Series 2003, 0.27%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (c)	26,845	26,845
Clarion County Indl. Dev. Auth. Energy Dev. Rev. (Piney Creek Proj.) Series 1990, 0.32%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	7,015	7,015
Cumberland County Muni. Auth. Rev. (Presbyterian Homes Proj.) Series 2008 B, 0.27%, LOC Bank of America NA, VRDN (c)	16,600	16,600
Delaware County Auth. Rev.:
(Riddle Village Proj.) Series 2006, 0.57%, LOC Banco Santander SA, VRDN (c)	100	100
(White Horse Village Proj.) Series 2006 B, 0.39%, LOC Citizens Bank of Pennsylvania, VRDN (c)	19,400	19,400
Franklin County Indl. Dev. Auth. (Menno Haven Proj.) Series 2008, 0.28%, LOC Wells Fargo Bank NA, VRDN (c)	8,735	8,735
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Putters 3462, 0.29% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	$ 11,245	$ 11,245
Series Putters 3490Z, 0.29% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	4,995	4,995
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.26%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	7,200	7,200
Lehigh County Indl. Dev. Auth. Rev. (Mancor Industries, Inc. Proj.) 0.46%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	500	500
Lower Merion School District Series 2009 A, 0.26%, LOC State Street Bank & Trust Co., Boston, VRDN (c)	4,800	4,800
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 0.47%, LOC Citizens Bank of Pennsylvania, VRDN (c)	12,995	12,995
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 B, 0.3%, LOC JPMorgan Chase Bank, VRDN (c)(f)	5,000	5,000
(FirstEnergy Corp. Proj.) Series A, 0.3%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	21,200	21,200
(Shippingport Proj.) Series A, 0.3%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	13,800	13,800
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
Series 1996 D5, 0.33%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	1,200	1,200
Series 1997 B1, 0.46%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	500	500
Series 1997 B4, 0.46%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	400	400
Series 1997 B8, 0.46%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	400	400
Series 1997 B9, 0.46%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	100	100
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) 0.3%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	2,800	2,800
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.) Series 2009 A, 0.3% (Sunoco, Inc. Guaranteed), LOC JPMorgan Chase Bank, VRDN (c)	7,900	7,900
Pennsylvania Energy Dev. Auth. Rev. (Piney Creek Proj.) Series 1986 A, 0.32%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	2,020	2,020
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 3350, 0.29% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	7,045	7,045
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Gen. Oblig. Participating VRDN: - continued
Series Putters 3352Z, 0.29% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	$ 3,775	$ 3,775
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(California Univ. of Pennsylvania Student Hsg. Proj.) Series 2006 A, 0.39%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (c)	30,490	30,490
(Drexel Univ. Proj.) Series B, 0.3%, LOC Landesbank Hessen-Thuringen, VRDN (c)	13,665	13,665
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Participating VRDN:
Series BA 08 1108, 0.36% (Liquidity Facility Bank of America NA) (c)(f)(h)	6,750	6,750
Series BA 08 1118, 0.36% (Liquidity Facility Bank of America NA) (c)(f)(h)	2,650	2,650
Series Putters 3212, 0.29% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	9,030	9,030
Series 2002 74A, 0.35% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	21,900	21,900
Series 2002 75A, 0.35% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	21,900	21,900
Series 2003 77B, 0.35% (Liquidity Facility BNP Paribas SA), VRDN (c)(f)	18,975	18,975
Series 2003 77C, 0.35% (Liquidity Facility BNP Paribas SA), VRDN (c)(f)	5,760	5,760
Series 2003 79B, 0.35% (Liquidity Facility BNP Paribas SA), VRDN (c)(f)	20,900	20,900
Series 2004 81B, 0.35% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	8,975	8,975
Series 2004 81C, 0.35% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	54,600	54,600
Series 2004 83C, 0.33% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,105	6,105
Series 2004 84D, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	18,450	18,450
Series 2004 86B, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	32,000	32,000
Series 2005 90C, 0.33% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	3,400	3,400
Series 2005-89, 0.3% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	10,830	10,830
Series 2005-91B, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	21,350	21,350
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.: - continued
Series 2006 92B, 0.35% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)(f)	$ 12,600	$ 12,600
Series 2006 93B, 0.35% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)(f)	31,225	31,225
Series 2006 94B, 0.34% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)(f)	5,350	5,350
Pennsylvania Pub. School Bldg. Auth. School Rev. (Harrisburg School District Proj.) Series 2009 D, 0.27%, LOC Wells Fargo Bank NA, VRDN (c)	42,710	42,710
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B3, 0.27%, LOC Bank of America NA, VRDN (c)	6,900	6,900
Series 2008 B5, 0.3%, LOC Bank of America NA, VRDN (c)	12,800	12,800
Philadelphia Arpt. Rev. Series 2005 C, 0.27%, LOC TD Banknorth, NA, VRDN (c)(f)	31,775	31,775
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.):
Eighth Series D, 0.27%, LOC Bank of America NA, VRDN (c)	5,000	5,000
Fifth Series A2, 0.27%, LOC Bank of Nova Scotia New York Branch, LOC JPMorgan Chase Bank, VRDN (c)	2,000	2,000
Philadelphia School District:
Series 2008 A1, 0.27%, LOC Bank of America NA, VRDN (c)	16,575	16,575
Series 2008 B1, 0.27%, LOC Wells Fargo Bank NA, VRDN (c)	32,800	32,800
Series 2008 B2, 0.27%, LOC Wells Fargo Bank NA, VRDN (c)	28,200	28,200
Philadelphia State Pub. School Participating VRDN Series Solar 06 161, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	26,625	26,625
Philadelphia Wtr. & Wastewtr. Rev.:
Series 1997 B, 0.29%, LOC Bank of America NA, VRDN (c)	3,385	3,385
Series 2005 B, 0.27%, LOC Bank of America NA, VRDN (c)	13,650	13,650
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. BAN Series 2010, 2% 5/31/11	18,300	18,578
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 0.26%, LOC Wells Fargo Bank NA, VRDN (c)	4,900	4,900
Wilkes Barre Gen. Oblig. Series 2004 B, 0.26%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	2,415	2,415
		953,598
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - 0.2%
Rhode Island Indl. Facilities Corp. Indl. Dev. Rev. (NFA Corp. Proj.) 0.38%, LOC Bank of America NA, VRDN (c)(f)	$ 5,000	$ 5,000
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2008 B1, 0.31%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	10,000	10,000
Series 2008 B2, 0.31%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	20,000	20,000
Series 2008 B3, 0.31%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	7,000	7,000
		42,000
South Carolina - 1.6%
Anderson County School District #5 Participating VRDN Series BA 08 1181, 0.32% (Liquidity Facility Bank of America NA) (c)(h)	14,650	14,650
Charleston Wtrwks. & Swr. Rev. Series A, 0.27% (Liquidity Facility Bank of America NA), VRDN (c)	13,000	13,000
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003 A, 0.38%, VRDN (c)(f)	8,100	8,100
Greenville County School District Bonds Series 2009 A, 1.5% 6/1/10	24,295	24,295
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.27%, LOC Wells Fargo Bank NA, VRDN (c)	41,500	41,500
Richland County School District #2 Gen. Oblig. Bonds Series 2010 B, 3% 5/1/11	4,000	4,094
South Carolina Gen. Oblig. Participating VRDN Series ROC II R 692W, 0.29% (Liquidity Facility Wells Fargo & Co.) (c)(h)	2,125	2,125
South Carolina Jobs-Econ. Dev. Auth.:
(AnMed Health Proj.) Series 2009 D, 0.28%, LOC Branch Banking & Trust Co., VRDN (c)	3,355	3,355
(Palmetto Health Proj.):
Series 2008 A, 0.31%, LOC Bank of America NA, VRDN (c)	13,000	13,000
Series 2008 B, 0.31%, LOC Bank of America NA, VRDN (c)	32,665	32,665
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Alfmeier Corp. Proj.) 0.44%, LOC Bayerische Landesbank Girozentrale, VRDN (c)(f)	900	900
(Bon Secours Health Sys. Proj.) Series 2008 D, 0.33%, LOC Landesbank Baden-Wuert, VRDN (c)	4,500	4,500
(Carolina Piedmont Foundation Proj.) 0.35%, LOC Bank of America NA, VRDN (c)	5,530	5,530
(Giant Cement Holding, Inc. Proj.) 0.34%, LOC Citibank NA, VRDN (c)(f)	2,000	2,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.: - continued
(Keys Printing Co. Proj.) 0.44%, LOC JPMorgan Chase Bank, VRDN (c)(f)	$ 200	$ 200
(Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 0.39%, LOC Wells Fargo Bank NA, VRDN (c)(f)	15,000	15,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev. (South Carolina Generating Co., Inc. Proj.) Series 2008, 0.36%, LOC Branch Banking & Trust Co., VRDN (c)(f)	13,150	13,150
South Carolina Pub. Svc. Auth. Rev.:
Participating VRDN:
Series BC 10 50B, 0.3% (Liquidity Facility Barclays Bank PLC) (c)(h)	4,000	4,000
Series ROC II R 11426, 0.3% (Liquidity Facility Citibank NA) (c)(h)	33,000	33,000
Series ROC II R 11528, 0.3% (Liquidity Facility Citibank NA) (c)(h)	17,820	17,820
0.23% 6/1/10, CP	21,556	21,556
0.25% 6/10/10, CP	14,760	14,760
South Carolina Trans. Infrastructure Bank Rev.:
Series 2003 B1, 0.27%, LOC Bank of America NA, VRDN (c)	22,320	22,320
Series 2003 B2, 0.27%, LOC Branch Banking & Trust Co., VRDN (c)	38,800	38,800
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.65% tender 6/1/10, CP mode	20,850	20,850
		371,170
South Dakota - 0.3%
South Dakota Conservancy District Rev. BAN 2% 9/10/10	27,500	27,607
South Dakota Hsg. Dev. Auth.:
(Harmony Heights Proj.) Series 2001, 0.34%, LOC Fannie Mae, VRDN (c)(f)	6,500	6,500
(Homeownership Mtg. Prog.) Series 2006 C, 0.3% (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (c)(f)	8,500	8,500
(Homeownership Mtg. Proj.):
Series 2003 F, 0.45% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)(f)	10,000	10,000
Series 2008 F, 0.3% (Liquidity Facility Fed. Home Ln. Bank Chicago), VRDN (c)(f)	3,500	3,500
Series 2007 I, 0.3% (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (c)(f)	20,800	20,800
		76,907
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - 1.3%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 0.3%, LOC Bank of America NA, VRDN (c)	$ 1,820	$ 1,820
Chattanooga Indl. Dev. Board Indl. Rev. (Burner Systems Int'l., Inc. Proj.) 0.42%, LOC JPMorgan Chase Bank, VRDN (c)(f)	4,500	4,500
Jackson Indl. Dev. Board Solid Waste Disp. Rev. (Florida Steel Corp. Proj.) Series 1995, 0.35%, LOC Bank of America NA, VRDN (c)(f)	17,000	17,000
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.):
Series 2008 A, 0.33%, LOC Landesbank Baden-Wuert, VRDN (c)	4,300	4,300
Series 2008 B, 0.33%, LOC Landesbank Baden-Wuert, VRDN (c)	10,000	10,000
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 0.35%, VRDN (c)(f)	11,600	11,600
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 0.34%, LOC Rabobank Nederland, VRDN (c)(f)	42,100	42,100
Memphis Health, Edl. & Hsg. Facilities Board (Ashland Lakes Apts. Proj.) Series A, 0.32%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	10,000	10,000
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board (Whispering Oaks Apts. Proj.) 0.34%, LOC Fannie Mae, VRDN (c)(f)	15,000	15,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.37%, LOC Bank of America NA, VRDN (c)	32,740	32,740
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.29% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	67,475	67,475
Sevier County Pub. Bldg. Auth. Rev. Series V-A-1, 0.37%, LOC Branch Banking & Trust Co., VRDN (c)(f)	13,500	13,500
Shelby County Gen. Oblig. Series 2006 C, 0.3% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	9,000	9,000
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Trezevant Manor Proj.):
Series 2007 B, 0.29%, LOC Bank of America NA, VRDN (c)	6,000	6,000
Series A, 0.29%, LOC Bank of America NA, VRDN (c)	36,125	36,125
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Tennessee Hsg. Participating VRDN Series Clipper 05 10, 0.41% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	$ 20,575	$ 20,575
White County Indl. Dev. Board Indl. Dev. Rev. (Genlyte Thomas Group LLC Proj.) Series 2001, 0.4%, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
		306,735
Texas - 11.3%
Austin Hotel Occupancy Tax Rev. Series 2008 B, 0.38%, LOC Dexia Cr. Local de France, VRDN (c)	10,100	10,100
Austin Util. Sys. Rev. Series A:
0.34% 6/1/10, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	99,726	99,726
0.34% 6/1/10, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	16,746	16,746
0.35% 6/1/10, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	16,122	16,122
0.38% 6/9/10, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	13,345	13,345
Austin Wtr. & Wastewtr. Sys. Rev. Series 2008, 0.35%, LOC Dexia Cr. Local de France, VRDN (c)	1,500	1,500
Bexar County Gen. Oblig. Participating VRDN Series ROC II R 11791PB, 0.33% (Liquidity Facility Deutsche Postbank AG) (c)(h)	19,010	19,010
Brazos River Auth. Poll. Cont. Rev.:
(Texas Utils. Elec. Co. Proj.) Series 2001 D2, 0.33%, LOC Citibank NA, VRDN (c)(f)	11,400	11,400
(Texas Utils. Energy Co. Proj.) Series 2002 A, 0.33%, LOC Citibank NA, VRDN (c)(f)	16,300	16,300
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.) Series 1997, 0.5%, LOC HSBC Bank USA, NA, VRDN (c)(f)	6,250	6,250
Brownsville Util. Sys. Rev. Participating VRDN Series Solar 06 68, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	20,000	20,000
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) 0.37%, LOC Bank of America NA, VRDN (c)(f)	10,000	10,000
Calhoun County Navigation District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 0.38%, LOC Bank of America NA, VRDN (c)(f)	5,500	5,500
Calhoun County Navigation Indl. Dev. Auth. Port Rev. (Formosa Plastics Corp. Proj.) Series 1994, 0.33%, LOC Bank of America NA, VRDN (c)(f)	29,300	29,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.):
Series 2000, 0.37%, LOC Bank of America NA, VRDN (c)(f)	$ 25,000	$ 25,000
0.37%, LOC Bank of America NA, VRDN (c)(f)	25,000	25,000
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.):
Series 2007 A, 0.35%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	47,300	47,300
Series 2008, 0.35%, LOC Bank of America NA, VRDN (c)(f)	20,000	20,000
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 0.35%, LOC Fannie Mae, VRDN (c)(f)	5,900	5,900
Comal Independent School District Participating VRDN Series Merlots K10, 0.28% (Liquidity Facility Wells Fargo Bank NA) (c)(h)	12,870	12,870
Cypress-Fairbanks Independent School District:
Participating VRDN Series DB 597, 0.31% (Liquidity Facility Deutsche Bank AG) (c)(h)	7,490	7,490
TAN Series 2009, 1.5% 6/24/10	36,000	36,024
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series WF 09 60C, 0.28% (Liquidity Facility Wells Fargo & Co.) (c)(h)	13,775	13,775
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. (The Masters Apts. Proj.) 0.35%, LOC Fannie Mae, VRDN (c)(f)	7,480	7,480
Dallas North Texas Tollway Auth. Series A, 0.38% 6/1/10, LOC Bank of America NA, CP	15,000	15,000
Dallas Wtr. & Swr. Sys. Rev.:
Series B, 0.25% 6/14/10 (Liquidity Facility Bank of America NA), CP	4,791	4,791
Series C:
0.27% 6/4/10, CP	10,000	10,000
0.31% 7/7/10, CP	15,503	15,503
0.27% 6/3/10, CP	10,000	10,000
Denton Independent School District Participating VRDN Series Putters 2603, 0.29% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	7,385	7,385
Dublin Econ. Dev. Corp. Indl. Dev. Auth. Rev. (Universal Blanchers LLC Proj.) 0.56%, LOC Harris NA, VRDN (c)(f)	4,200	4,200
Eagle Mountain & Saginaw Independent School District Participating VRDN Series SGA 03 141, 0.29% (Liquidity Facility Societe Generale) (c)(h)	16,000	16,000
El Paso County Hosp. District Combination Tax and Rev. Participating VRDN Series Solar 06 32, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	19,940	19,940
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Gilmer Indl. Dev. Corp. (Duoline Technologies LP Proj.) Series 2008 A, 0.34%, LOC Wells Fargo Bank NA, VRDN (c)(f)	$ 10,000	$ 10,000
Greater East Texas Higher Ed. Auth. Student Ln. Rev.:
Series 1992 B, 0.29%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	35,200	35,200
Series 1993 B:
0.29%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	15,000	15,000
0.29%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	17,000	17,000
Series 1995 A, 0.29%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(c)(f)	46,700	46,700
Series 1995 B, 0.29%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	26,000	26,000
Greater Texas Student Ln. Corp. Student Ln. Rev.:
Series 1998 A, 0.29%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(c)(f)	24,750	24,750
Series 2000 A, 0.29%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	35,000	35,000
Gulf Coast Indl. Dev. Auth. 0.43%, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,280	5,280
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Air Products Proj.):
Series 2004, 0.58% (Air Products & Chemicals, Inc. Guaranteed), VRDN (c)(f)	15,000	15,000
Series 2005, 0.58% (Air Products & Chemicals, Inc. Guaranteed), VRDN (c)(f)	19,000	19,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.3%, LOC JPMorgan Chase Bank, VRDN (c)(f)	1,000	1,000
Harlandale Independent School District Participating VRDN Series SGA 100, 0.3% (Liquidity Facility Societe Generale) (c)(h)	7,480	7,480
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Memorial Hermann Healthcare Sys. Proj.) Series 2008 D1, 0.26%, LOC JPMorgan Chase Bank, VRDN (c)	8,500	8,500
(YMCA of the Greater Houston Area Proj.) Series 2008 D, 0.5%, LOC Compass Bank, VRDN (c)	25,000	25,000
Harris County Gen. Oblig. Participating VRDN Series ROC II R 718 PB, 0.33% (Liquidity Facility Deutsche Postbank AG) (c)(h)	8,360	8,360
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.):
Series 2008 A, 0.47%, LOC Compass Bank, VRDN (c)	26,200	26,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.): - continued
Series 2008 C, 0.3%, LOC Commerzbank AG, VRDN (c)	$ 19,100	$ 19,100
Harris County Health Facilities Dev. Corp. Rev. (Seven Acres Jewish Sr. Care Svcs. Proj.) Series 2004, 0.32%, LOC JPMorgan Chase Bank, VRDN (c)	17,815	17,815
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Lafayette Village Apts. Proj.) Series 2006, 0.33%, LOC Fannie Mae, VRDN (c)(f)	6,715	6,715
(Louetta Village Apts. Proj.) 0.33%, LOC Fannie Mae, VRDN (c)(f)	6,895	6,895
(Primrose Aldine Bender Apt. Proj.) 0.34%, LOC Fannie Mae, VRDN (c)(f)	10,000	10,000
(Primrose at Bammel Apts. Proj.) 0.34%, LOC Fannie Mae, VRDN (c)(f)	8,480	8,480
(Quail Chase Apts. Proj.) Series 1999, 0.37%, LOC Gen. Elec. Cap. Corp., VRDN (c)(f)	11,110	11,110
(Wellington Park Apts. Proj.) 0.33%, LOC Fannie Mae, VRDN (c)(f)	12,750	12,750
Harris County Metropolitan Trans. Auth. Series A1:
0.31% 6/17/10 (Liquidity Facility JPMorgan Chase Bank), CP	22,500	22,500
0.34% 6/10/10 (Liquidity Facility JPMorgan Chase Bank), CP	10,000	10,000
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Fairlake Cove Apts. Proj.) 0.34%, LOC Citibank NA, VRDN (c)(f)	9,700	9,700
(Little Nell Apts. Proj.) 0.34%, LOC Fannie Mae, VRDN (c)(f)	13,100	13,100
(Mayfair Park Apts. Proj.) 0.35%, LOC Fannie Mae, VRDN (c)(f)	5,900	5,900
Houston Indl. Dev. Corp. Rev. (Aero Houston East LP Proj.) Series 2003 A, 0.4%, LOC JPMorgan Chase Bank, VRDN (c)(f)	3,100	3,100
Houston Util. Sys. Rev.:
Participating VRDN:
Series ROC II R 11133, 0.3% (Liquidity Facility Citibank NA) (c)(h)	15,175	15,175
Series ROC II R 11411, 0.3% (Liquidity Facility Citibank NA) (c)(h)	9,290	9,290
Series ROC II R 12267, 0.3% (Liquidity Facility Citibank NA) (c)(h)	16,795	16,795
Series Solar 06 70, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	22,265	22,265
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev.: - continued
Participating VRDN:
Solar 07 99, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	$ 5,130	$ 5,130
Series 2004 B3, 0.28%, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	23,000	23,000
Series 2004 B4, 0.3%, LOC JPMorgan Chase Bank, VRDN (c)	19,750	19,750
Series B1, 0.33% 8/12/10, LOC JPMorgan Chase Bank, CP	21,500	21,500
Series B2, 0.36% 8/12/10, LOC Wells Fargo Bank NA, San Francisco, CP	17,000	17,000
Humble Independent School District Participating VRDN Series Solar 06 20, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	14,500	14,500
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.36%, VRDN (c)(f)	12,600	12,600
Lamar Consolidated Independent School District Participating VRDN Series DB 512, 0.31% (Liquidity Facility Deutsche Bank AG) (c)(h)	3,180	3,180
Leander Independent School District Participating VRDN Series BC 10 28W, 0.3% (Liquidity Facility Barclays Bank PLC) (c)(h)	9,250	9,250
Lower Colorado River Auth. Rev. Series A:
0.27% 6/3/10 (Liquidity Facility JPMorgan Chase Bank), CP	10,000	10,000
0.28% 6/3/10 (Liquidity Facility JPMorgan Chase Bank), CP	1,600	1,600
0.35% 8/6/10 (Liquidity Facility JPMorgan Chase Bank), CP	18,600	18,600
0.38% 10/4/10 (Liquidity Facility JPMorgan Chase Bank), CP	17,600	17,600
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) Series 2003, 0.35%, LOC Bank of America NA, VRDN (c)(f)	11,950	11,950
Mansfield Independent School District Participating VRDN Series SGA 129, 0.3% (Liquidity Facility Societe Generale) (c)(h)	5,000	5,000
Midlothian Indl. Dev. Corp. Envir. Facilities Rev. (Holnam Texas LP Proj.) Series 1999, 0.35%, LOC JPMorgan Chase Bank, VRDN (c)(f)	15,100	15,100
Mineral Wells Ind. Dev. Corp. Rev. (Ameron Int'l. Corp. Proj.) 0.55%, LOC Bank of America NA, VRDN (c)(f)	7,200	7,200
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. (Allied Waste North America, Inc. Proj.) Series 2008 A, 0.35%, LOC Bank of America NA, VRDN (c)(f)	42,000	42,000
Montgomery County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Conroe Lodge at Silverdale Apt. Homes Proj.) 0.32%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	7,820	7,820
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North East Texas Independent School District Participating VRDN Series DCL 08 002, 0.34% (Liquidity Facility Dexia Cr. Local de France) (c)(h)	$ 11,370	$ 11,370
North Texas Higher Ed. Auth. Student Ln. Rev.:
Series 2005 C, 0.34%, LOC Bank of America NA, LOC Lloyds TSB Bank PLC, VRDN (c)(f)	98,800	98,800
Series 2007 A, 0.34%, LOC Bank of America NA, LOC Lloyds TSB Bank PLC, VRDN (c)(f)	54,780	54,780
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2004, 0.36%, VRDN (c)(f)	94,790	94,790
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products & Chemicals, Inc. Proj.) 0.6%, VRDN (c)(f)	7,500	7,500
Riesel Indl. Dev. Corp. (Sandy Creek Energy Assoc. Proj.):
0.36%, LOC Cr. Suisse Group, VRDN (c)(f)	46,500	46,500
0.36%, LOC Cr. Suisse Group, VRDN (c)(f)	50,000	50,000
Round Rock Independent School District Participating VRDN Series SGA 133, 0.3% (Liquidity Facility Societe Generale) (c)(h)	12,615	12,615
San Antonio Elec. & Gas Participating VRDN Series DB 602, 0.31% (Liquidity Facility Deutsche Bank AG) (c)(h)	8,245	8,245
San Antonio Elec. & Gas Sys. Rev.:
Bonds:
3.625%, tender 12/1/10 (c)(g)	330	335
3.625%, tender 12/1/10 (c)	11,170	11,339
Participating VRDN:
Series MS 3064, 0.29% (Liquidity Facility Morgan Stanley) (c)(h)	7,000	7,000
Series Putters 3560, 0.29% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	9,260	9,260
Series 2003, 0.3% (Liquidity Facility Bank of America NA), VRDN (c)	675	675
Series A:
0.25% 6/14/10, CP	5,340	5,340
0.27% 6/1/10, CP	8,700	8,700
0.33% 6/10/10, CP	50,350	50,350
San Antonio Gen. Oblig. Series A, 0.3% 6/9/10, LOC Bank of America NA, CP	12,250	12,250
San Antonio Indl. Dev. Auth. Indl. Dev. Rev.:
(LGC Bldg. & KLN Steel Proj.) Series 1998, 0.38%, LOC Bank of America NA, VRDN (c)(f)	5,500	5,500
(Tindall Corp. Proj.) Series 2008 A, 0.34%, LOC Wells Fargo Bank NA, VRDN (c)(f)	3,250	3,250
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Wtr. Sys. Rev.:
Participating VRDN:
Series EGL 06 5 Class A, 0.3% (Liquidity Facility Citibank NA) (c)(h)	$ 36,000	$ 36,000
Series SG 02 159, 0.31% (Liquidity Facility Societe Generale) (c)(h)	22,500	22,500
Series 2001 A:
0.25% 6/14/10, CP	10,000	10,000
0.28% 6/11/10, CP	28,800	28,800
0.3% 6/2/10, CP	10,000	10,000
0.32% 6/2/10, CP	20,000	20,000
0.33% 6/10/10, CP	39,933	39,933
Spring Independent School District Participating VRDN Series DB 603, 0.31% (Liquidity Facility Deutsche Bank AG) (c)(h)	3,795	3,795
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Methodist Hospitals of Dallas Proj.) Series 2008, 0.27%, LOC JPMorgan Chase Bank, VRDN (c)	96,200	96,200
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 C2, 0.29%, LOC Bank of America NA, VRDN (c)	17,675	17,675
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) 0.34%, LOC Fannie Mae, VRDN (c)(f)	3,800	3,800
(Chisholm Trail Proj.) 0.34%, LOC Fannie Mae, VRDN (c)(f)	5,600	5,600
(Pinnacle Apts. Proj.) 0.32%, LOC Fannie Mae, VRDN (c)(f)	7,165	7,165
(Post Oak East Apts. Proj.) Series A, 0.34%, LOC Fannie Mae, VRDN (c)(f)	8,000	8,000
(Residences at Sunset Pointe Proj.) 0.39%, LOC Fannie Mae, VRDN (c)(f)	15,000	15,000
(St. Augustine Estate Proj.) Series 2005, 0.35%, LOC Fannie Mae, VRDN (c)(f)	7,050	7,050
(Windshire Apts. Proj.) 0.34%, LOC Fannie Mae, VRDN (c)(f)	14,000	14,000
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Hsg. Rev. Participating VRDN Series BA 1048, 0.36% (Liquidity Facility Bank of America NA) (c)(f)(h)	2,902	2,902
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Participating VRDN Series ROC II R 11215 WF, 0.34% (Liquidity Facility Wells Fargo & Co.) (c)(f)(h)	12,120	12,120
Texas Gen. Oblig.:
Bonds (College Student Ln. Prog.) Series 2004:
0.37%, tender 6/1/10 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	14,925	14,925
0.37%, tender 6/1/10 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	3,110	3,110
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.: - continued
Bonds (College Student Ln. Prog.) Series 2004:
0.37%, tender 6/1/10 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	$ 3,670	$ 3,670
0.37%, tender 6/1/10 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	5,565	5,565
0.37%, tender 6/1/10 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	4,975	4,975
Participating VRDN:
Series DB 448, 0.33% (Liquidity Facility Deutsche Bank AG) (c)(f)(h)	3,365	3,365
Series Putters 3478, 0.29% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	4,995	4,995
Series Putters 3479, 0.29% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	11,325	11,325
Series Putters 3532, 0.29% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	7,840	7,840
Series ROC II R 11087, 0.35% (Liquidity Facility Citibank NA) (c)(f)(h)	15,680	15,680
(Veterans Land Proj.) Series A, 0.27%, VRDN (c)(f)	25,180	25,180
(Veterans' Hsg. Assistance Prog.):
Fund II Series 2002 A2:
0.3%, VRDN (c)(f)	7,100	7,100
0.3%, VRDN (c)(f)	11,650	11,650
Fund II Series 2005 B, 0.33% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	41,720	41,720
Fund II Series 2007 A, 0.33% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	30,385	30,385
TRAN Series 2009, 2.5% 8/31/10	75,000	75,378
Texas Pub. Fin. Auth. Series 2002 A, 0.33% 8/12/10, CP	7,100	7,100
Texas Pub. Fin. Auth. Rev.:
Series 2003, 0.27% 8/13/10, CP	23,750	23,750
Series 2008, 0.37% 8/9/10, CP	8,450	8,450
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) 0.34%, LOC Fannie Mae, VRDN (c)(f)	4,985	4,985
Univ. of Texas Board of Regents Sys. Rev.:
Bonds Series 2010 B, 1.5% 8/15/10	2,590	2,596
Series 2002 A, 0.29% 9/15/10 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,200	7,200
Weslaco Health Facilities Dev. Corp. Rev. (Knapp Med. Ctr. Proj.) Series 2008 A, 0.69%, LOC Compass Bank, VRDN (c)	4,780	4,780
		2,572,760
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - 2.2%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.2%, LOC Wells Fargo Bank NA, VRDN (c)	$ 1,900	$ 1,900
Central Utah Wtr. Conservancy District Wtr. Rev. BAN Series 2009 A, 2% 7/22/10	9,000	9,010
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.27%, LOC Wells Fargo Bank NA, VRDN (c)	22,000	22,000
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B1, 0.25% 6/11/10 (Liquidity Facility Bank of Nova Scotia), CP	45,150	45,150
Series 1997 B2, 0.32% 6/7/10 (Liquidity Facility Bank of Nova Scotia), CP	26,200	26,200
Series 1997 B3:
0.28% 6/11/10 (Liquidity Facility JPMorgan Chase Bank), CP	25,700	25,700
0.28% 6/11/10 (Liquidity Facility JPMorgan Chase Bank), CP	8,000	8,000
Series 1998 B4:
0.25% 6/2/10 (Liquidity Facility JPMorgan Chase Bank), CP	25,000	25,000
0.25% 6/2/10 (Liquidity Facility JPMorgan Chase Bank), CP	25,000	25,000
0.25% 6/3/10 (Liquidity Facility JPMorgan Chase Bank), CP	23,500	23,500
Riverton Hosp. Rev. Participating VRDN Series Putters 1762, 0.29% (Liquidity Facility JPMorgan Chase & Co.) (c)(h)	63,015	63,015
Salt Lake City Sales Tax Rev. 0.3% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	8,915	8,915
Utah Hsg. Corp. Multi-family Hsg. Rev. (Springwood Apts. Proj.) 0.32%, LOC Fannie Mae, VRDN (c)(f)	8,485	8,485
Utah Hsg. Corp. Single Family Mtg. Rev.:
Series 2002 A, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	7,115	7,115
Series 2002 B, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	10,375	10,375
Series 2002 D, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,740	6,740
Series 2003 B, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	10,740	10,740
Series 2003 C, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,185	8,185
Series 2003 E, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,810	8,810
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah Hsg. Corp. Single Family Mtg. Rev.: - continued
Series 2003 F, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 6,360	$ 6,360
Series 2003 G, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,060	6,060
Series 2004 G, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	15,190	15,190
Series 2005 B, 0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	12,230	12,230
Series 2005 D, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	16,715	16,715
Series 2005 E, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	4,940	4,940
Series 2005 F, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	2,000	2,000
Series 2005 H, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	9,170	9,170
Series 2006 F, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,000	5,000
Utah Transit Auth. Sales Tax Rev. Participating VRDN:
Series DCL 021, 0.34% (Liquidity Facility Dexia Cr. Local de France) (c)(h)	18,220	18,220
Series Putters 3642, 0.29% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	2,600	2,600
Utah Wtr. Fin. Agcy. Rev. Series B3:
0.33% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	33,400	33,400
0.33% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	18,000	18,000
		493,725
Vermont - 0.0%
Vermont Indl. Dev. Auth. Indl. Dev. Rev. (Ryegate Proj.) Series 1990, 0.37%, LOC ABN-AMRO Bank NV, VRDN (c)(f)	9,600	9,600
Virginia - 2.5%
Albemarle County Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp. Proj.) Series 2008 B, 0.28%, LOC Branch Banking & Trust Co., VRDN (c)	19,585	19,585
Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 0.33%, LOC Fannie Mae, VRDN (c)(f)	21,720	21,720
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. (Gates of Ballston Apts.) 0.58%, LOC RBC Centura Bank, Rocky Mount, VRDN (c)(f)	14,300	14,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Cap. Beltway Fdg. Corp. Toll Rev. (I-495 Hot Lanes Proj.):
Series 2008 C, 0.31%, LOC Nat'l. Australia Bank Ltd., VRDN (c)(f)	$ 70,000	$ 70,000
Series 2008 D, 0.32%, LOC Bank of Nova Scotia New York Branch, VRDN (c)(f)	58,000	58,000
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Series 2008 A, 0.29%, LOC Branch Banking & Trust Co., VRDN (c)	11,250	11,250
Fairfax County Econ. Dev. Auth. Student Hsg. Rev. (George Mason Univ. Foundation, Inc., Proj.) 0.3%, LOC Bank of America NA, VRDN (c)	14,500	14,500
Fairfax County Indl. Dev. Auth.:
Bonds (Inova Health Sys. Proj.) 0.41%, tender 12/27/10 (c)	18,000	18,000
Participating VRDN Series Putters 3590, 0.29% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	9,495	9,495
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 1.3% tender 6/17/10, CP mode (f)	13,200	13,200
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (USA Waste of Virginia Landfills, Inc. Proj.) Series 2000, 0.34%, LOC Wells Fargo Bank NA, VRDN (c)(f)	9,000	9,000
Hampton Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Avalon Pointe Proj.) Series 1996, 0.34%, LOC Fannie Mae, VRDN (c)(f)	6,387	6,387
Henrico County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.33%, LOC Landesbank Baden-Wuert, VRDN (c)	23,625	23,625
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.) Series 1994 B, 0.34%, LOC Bank of Nova Scotia New York Branch, VRDN (c)(f)	8,250	8,250
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.) Series 2010 B, 0.41%, tender 12/27/10 (c)	14,355	14,355
Norfolk Econ. Dev. Auth. Rev.:
(Bon Secours Health Sys. Proj.):
Series 2008 D1, 0.33%, LOC Landesbank Baden-Wuert, VRDN (c)	10,740	10,740
Series 2008 D2, 0.28%, LOC Bank of America NA, VRDN (c)	9,200	9,200
Series 1997, 0.37% 9/10/10, CP	13,800	13,800
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) 1.25% tender 6/17/10, CP mode	11,200	11,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Prince William County Indl. Dev. Auth. Sewage Disp. Facilities Rev. (Dale Svc. Corp. Proj.):
Series 2000, 0.34%, LOC Wells Fargo Bank NA, VRDN (c)(f)	$ 5,890	$ 5,890
Series 2001, 0.34%, LOC Wells Fargo Bank NA, VRDN (c)(f)	6,000	6,000
Series 2006, 0.34%, LOC Wells Fargo Bank NA, VRDN (c)(f)	6,400	6,400
Richmond Pub. Util. Rev. Participating VRDN Series ROC II R 11262, 0.3% (Liquidity Facility Citibank NA) (c)(h)	4,875	4,875
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. (Atlantic Waste Disp. Proj.) 0.3%, LOC JPMorgan Chase Bank, VRDN (c)(f)	10,000	10,000
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series Putters 3276, 0.29% (Liquidity Facility JPMorgan Chase & Co.) (c)(h)	4,050	4,050
Virginia Hsg. Dev. Auth. Participating VRDN:
Series Merlots 06 B16, 0.35% (Liquidity Facility Wells Fargo Bank NA) (c)(f)(h)	11,385	11,385
Series Merlots 06 C3, 0.35% (Liquidity Facility Wells Fargo Bank NA) (c)(f)(h)	4,190	4,190
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN:
Series BA 1046, 0.36% (Liquidity Facility Bank of America NA) (c)(f)(h)	36,960	36,960
Series BA 1047, 0.36% (Liquidity Facility Bank of America NA) (c)(f)(h)	22,080	22,080
Series Merlots 06 07, 0.35% (Liquidity Facility Wells Fargo Bank NA) (c)(f)(h)	3,785	3,785
Series Merlots 06 B18, 0.35% (Liquidity Facility Wells Fargo Bank NA) (c)(f)(h)	20,865	20,865
Series Merlots 06 B21, 0.35% (Liquidity Facility Wells Fargo Bank NA) (c)(f)(h)	8,285	8,285
Series Merlots 07 C42, 0.35% (Liquidity Facility Wells Fargo Bank NA) (c)(f)(h)	6,340	6,340
Series Merlots B20, 0.35% (Liquidity Facility Wells Fargo Bank NA) (c)(f)(h)	6,285	6,285
Series Putters 2904Z, 0.34% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	9,330	9,330
Virginia Pub. School Auth. Participating VRDN Series CTE 05 38, 0.29% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(h)	17,955	17,955
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series BBT 08 48, 0.29% (Liquidity Facility Branch Banking & Trust Co.) (c)(h)	$ 2,970	$ 2,970
Series PT 4634, 0.29% (Liquidity Facility Deutsche Postbank AG) (c)(h)	11,955	11,955
Virginia Small Bus. Fing. (Children's Hosp. of The King's Daughters, Inc. Proj.) Series 2006, 0.29%, LOC Bank of America NA, VRDN (c)	18,000	18,000
		574,207
Washington - 3.9%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.29% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	8,280	8,280
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series Merlots 01 B1, 0.35% (Liquidity Facility Wells Fargo Bank NA) (c)(f)(h)	27,055	27,055
Energy Northwest Elec. Rev. Bonds (Columbia Generating Station Proj.) Series 2003 A, 5.5% 7/1/10	4,180	4,197
Everett Indl. Dev. Corp. Exempt Facilities Rev. 0.35%, VRDN (c)(f)	12,800	12,800
King County Gen. Oblig. Participating VRDN:
Series DB 598, 0.31% (Liquidity Facility Deutsche Bank AG) (c)(h)	3,525	3,525
Series ROC II R 11731, 0.3% (Liquidity Facility Citibank NA) (c)(h)	9,810	9,810
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 0.35%, LOC Bank of America NA, VRDN (c)(f)	11,330	11,330
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.3%, LOC Bank of America NA, VRDN (c)	19,505	19,505
Port of Seattle Gen. Oblig.:
Participating VRDN Series Floaters 2993, 0.32% (Liquidity Facility Morgan Stanley) (c)(f)(h)	10,000	10,000
Series 2002 B2, 0.4% 6/11/10, LOC Bayerische Landesbank Girozentrale, CP (f)	10,455	10,455
Port of Seattle Rev.:
Participating VRDN:
Series Putters 2020, 0.44% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	7,465	7,465
Series Putters 2553Z, 0.44% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	5,135	5,135
Series 1997, 0.28%, LOC Fortis Banque SA, VRDN (c)(f)	37,500	37,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Port of Seattle Rev.: - continued
Series 2001 B1, 0.4% 6/11/10, LOC Bank of America NA, CP (f)	$ 12,200	$ 12,200
Series 2005, 0.32%, LOC Fortis Banque SA, VRDN (c)(f)	21,800	21,800
Series 2008, 0.29%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	190,715	190,715
Seattle Wtr. Sys. Rev. Participating VRDN:
Series MS 06 2170, 0.29% (Liquidity Facility Wells Fargo & Co.) (c)(h)	2,530	2,530
Series ROC II R 11144, 0.3% (Liquidity Facility Citibank NA) (c)(h)	11,725	11,725
Snohomish County Pub. Util. District #1 Elec. Rev. RAN Series 2009 B, 2% 8/5/10	11,000	11,030
Vancouver Hsg. Auth. Rev. (Anthem Park at Uptown Village Proj.) 0.42%, LOC Bank of America NA, VRDN (c)(f)	2,300	2,300
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev.:
(Mount Ainstar Resort Proj.) Series 2003 C, 0.39%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	17,895	17,895
(Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.27%, LOC Wells Fargo Bank NA, VRDN (c)	7,300	7,300
Washington Gen. Oblig. Participating VRDN:
Series DB 599, 0.31% (Liquidity Facility Deutsche Bank AG) (c)(h)	4,885	4,885
Series DB 606, 0.31% (Liquidity Facility Deutsche Bank AG) (c)(h)	6,110	6,110
Series Floaters 3040, 0.29% (Liquidity Facility Morgan Stanley) (c)(h)	12,505	12,505
Series Putters 3501Z, 0.29% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	11,660	11,660
Series Putters 3539, 0.29% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	10,000	10,000
Series Solar 06 13, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	33,860	33,860
Washington Health Care Facilities Auth. Rev.:
Participating VRDN Series Solar 07 66, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	19,755	19,755
(Childrens Hosp. Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.31%, LOC Bank of America NA, VRDN (c)	10,700	10,700
Series 2008 B, 0.32%, LOC Bank of America NA, VRDN (c)	34,705	34,705
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Participating VRDN Series BC 10 10W, 0.35% (Liquidity Facility Barclays Bank PLC) (c)(f)(h)	$ 8,560	$ 8,560
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Avalon Ridge Apts. Proj.) 0.33%, LOC Fannie Mae, VRDN (c)(f)	18,755	18,755
(Ballard Landmark Inn Proj.) Series A, 0.32%, LOC Fannie Mae, VRDN (c)(f)	31,590	31,590
(Cedar Ridge Retirement Proj.) Series 2005 A, 0.32%, LOC Wells Fargo Bank NA, VRDN (c)(f)	4,550	4,550
(Crestview Apts. Proj.) 0.32%, LOC Fannie Mae, VRDN (c)(f)	14,000	14,000
(Echo Lake Sr. Apts. Proj.) 0.33%, LOC Fannie Mae, VRDN (c)(f)	17,970	17,970
(Fairwinds Redmond Proj.) Series A, 0.35%, LOC Bank of America NA, VRDN (c)(f)	11,750	11,750
(Gardens Univ. Village Apt. Proj.) Series A, 0.35%, LOC Bank of America NA, VRDN (c)(f)	53,900	53,900
(Highland Park Apts. Proj.) Series A, 0.34%, LOC Fannie Mae, VRDN (c)(f)	9,040	9,040
(Merrill Gardens at Renton Centre Proj.) Series A, 0.33%, LOC Fannie Mae, VRDN (c)(f)	20,790	20,790
(Pinehurst Apts. Proj.) Series A, 0.34%, LOC Fannie Mae, VRDN (c)(f)	12,000	12,000
(Seaport Landing Retirement Proj.) Series A, 0.35%, LOC Bank of America NA, VRDN (c)(f)	11,880	11,880
(Silver Creek Apts. Proj.) Series A, 0.33%, LOC Fannie Mae, VRDN (c)(f)	8,150	8,150
(The Vintage at Everett Sr. Living Proj.) Series 2004 A, 0.33%, LOC Fannie Mae, VRDN (c)(f)	15,750	15,750
(The Vintage at Richland Sr. Living Proj.) Series 2004 A, 0.34%, LOC Fannie Mae, VRDN (c)(f)	7,535	7,535
(Vintage Mount Vernon Proj.) Series A, 0.34%, LOC Fannie Mae, VRDN (c)(f)	7,500	7,500
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Horizon House Proj.) Series 2005, 0.3%, LOC Bank of America NA, VRDN (c)	49,410	49,410
Washington Hsg. Fin. Commission Nonprofit Rev. (YMCA of Pierce and Kitsap Countries Proj.) Series 2010 A, 0.27%, LOC Wells Fargo Bank NA, VRDN (c)	6,470	6,470
		898,332
West Virginia - 1.0%
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 1.3% tender 6/17/10, CP mode (f)	7,400	7,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
West Virginia - continued
Harrison County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.35%, LOC Bank of America NA, VRDN (c)(f)	$ 8,420	$ 8,420
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 0.33%, LOC Deutsche Bank AG, VRDN (c)(f)	8,430	8,430
Series 1990 B, 0.33%, LOC Deutsche Bank AG, VRDN (c)(f)	9,700	9,700
Series 1990 C, 0.33%, LOC Deutsche Bank AG, VRDN (c)(f)	800	800
Series 1990 D, 0.33%, LOC Deutsche Bank AG, VRDN (c)(f)	9,700	9,700
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Mountaineer Proj.) Series 2008 A, 0.37%, LOC Royal Bank of Scotland PLC, VRDN (c)(f)	75,000	75,000
(Ohio Pwr. Co. - Mitchell Proj.) Series 2008 A, 0.25%, LOC Royal Bank of Scotland PLC, VRDN (c)(f)	65,000	65,000
(Ohio Pwr. Co. -Sporn Proj.) Series 2008 C, 0.27%, LOC JPMorgan Chase Bank, VRDN (c)	34,000	34,000
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2009 A, 0.28%, LOC Branch Banking & Trust Co., VRDN (c)	8,000	8,000
		226,450
Wisconsin - 0.9%
Madison Gen. Oblig. Bonds Series 2009 A, 2% 10/1/10	6,020	6,054
River Falls Indl. Dev. Rev. (Quadion Corp. Proj.) 0.39%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	1,605	1,605
Wisconsin Gen. Oblig.:
Participating VRDN Series Solar 07 4, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	24,265	24,265
Series 2006 A, 0.35% 6/10/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	20,000	20,000
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
ROC II R 11837, 0.29% (Liquidity Facility Citibank NA) (c)(h)	7,000	7,000
Series Floaters 3184, 0.29% (Liquidity Facility Morgan Stanley) (c)(h)	6,150	6,150
(Gundersen Lutheran Proj.):
Series 2009 A, 0.27%, LOC JPMorgan Chase Bank, VRDN (c)	17,000	17,000
Series 2009 B, 0.27%, LOC JPMorgan Chase Bank, VRDN (c)	13,000	13,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wausau Hosp., Inc. Proj.) Series 1998 B, 0.29%, LOC JPMorgan Chase Bank, VRDN (c)	$ 13,300	$ 13,300
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev.:
Series 2002 I, 0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	29,600	29,600
Series 2003 B, 0.3% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	2,005	2,005
Wisconsin Hsg. and Econ. Dev. Auth. Multifamily Hsg. Rev.:
Series 2007 A, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	7,420	7,420
Series 2008 A, 0.27% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)	10,785	10,785
Wisconsin Trans. Rev.:
Series 1997 A:
0.32% 8/6/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	14,499	14,499
0.33% 6/10/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	19,149	19,149
Series 2006 A, 0.35% 6/10/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	7,500	7,500
		199,332
Wyoming - 0.2%
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) Series 2009 A, 0.34%, LOC Wells Fargo Bank NA, San Francisco, VRDN (c)(f)	5,000	5,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.2%, LOC Wells Fargo Bank NA, VRDN (c)	3,750	3,750
Wyoming Cmnty. Dev. Auth. Hsg. Rev.:
Series 2003-4, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,000	5,000
Series 2004-3, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,000	5,000
Series 2005-4, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,000	8,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wyoming - continued
Wyoming Cmnty. Dev. Auth. Hsg. Rev.: - continued
Series 2006-2, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 8,000	$ 8,000
Series 2008-2, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	13,000	13,000
		47,750
	Shares
Other - 9.0%
Fidelity Municipal Cash Central Fund, 0.30% (d)(e)	2,067,421,134	2,067,421
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $22,908,994)		22,908,994
NET OTHER ASSETS - (0.2)%		(52,166)
NET ASSETS - 100%		$ 22,856,828
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $95,045,000 or 0.4% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
(h) Provides evidence of ownership in one or more underlying municipal bonds.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,000,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Mississippi Hosp. Equip. & Facilities Auth. (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.27%, tender 6/3/10	1/11/10	$ 9,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 3,710
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At May 31, 2010, the cost of investment securities for income tax purposes was $22,908,994,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® AMT Tax-Free
Money Fund

May 31, 2010

1.802206.106

SMM-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.1%
	Principal Amount (000s)	Value (000s)
Alabama - 0.8%
Daphne-Villa Mercy Spl. Care Facilities Fing. Auth. Rev. (Mercy Med. Hosp. Proj.) 0.27%, LOC Wells Fargo Bank NA, VRDN (b)	12,400	$ 12,400
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.29%, LOC Bayerische Landesbank Girozentrale, VRDN (b)	1,490	1,490
Mobile Spl. Care Facilities Fing. Auth. Rev. (Infirmary Health Sys., Inc.) Series 2010 B, 0.27%, LOC Deutsche Bank AG New York Branch, VRDN (b)	3,000	3,000
		16,890
Alaska - 1.5%
Alaska Hsg. Fin. Corp. Participating VRDN Series Solar 06 22, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	4,690	4,690
Valdez Marine Term. Rev. (ConocoPhillips Proj.):
Series 1994 A, 0.33%, VRDN (b)	21,000	21,000
Series 1994 B, 0.25% (ConocoPhillips Guaranteed), VRDN (b)	4,100	4,100
		29,790
Arizona - 3.2%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 B, 0.25%, LOC Bank of Nova Scotia New York Branch, VRDN (b)	12,870	12,870
Series 2008 E, 0.34%, LOC Landesbank Baden-Wuert, VRDN (b)	13,300	13,300
(Catholic Healthcare West Proj.) Series 2005 B, 0.27%, LOC JPMorgan Chase Bank, VRDN (b)	3,780	3,780
Arizona Health Facilities Auth. Sr. Living Rev. (Royal Oaks Life Care Cmnty. Proj.) Series 2008, 0.27%, LOC Bank of America NA, VRDN (b)	4,145	4,145
Chandler Gen. Oblig. Participating VRDN Series GS 07 49TP, 0.31% (Liquidity Facility Wells Fargo & Co.) (b)(f)	10,695	10,695
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.28%, LOC Bank of America NA, VRDN (b)	1,200	1,200
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrance Apts. Proj.) Series 1999 A, 0.28%, LOC Freddie Mac, VRDN (b)	10,500	10,500
Pima County Ctfs. of Prtn. Bonds Series 2009, 3% 6/1/10	1,000	1,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series Putters 3467, 0.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,115	2,115
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN: - continued
Series ROC II R 11712, 0.3% (Liquidity Facility Citibank NA) (b)(f)	$ 1,000	$ 1,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.3%, LOC Bank of America NA, VRDN (b)	3,500	3,500
		64,105
California - 2.6%
California Gen. Oblig. 0.35% 6/2/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	3,800	3,800
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2008 B3, 0.3% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	3,600	3,600
Los Angeles County Gen. Oblig. TRAN 2.5% 6/30/10	31,100	31,142
Los Angeles Unified School District TRAN Series A, 2% 8/12/10	6,100	6,116
Orange County Apt. Dev. Rev. (Larkspur Canyon Apts. Proj.) Series 1997 A, 0.27%, LOC Fannie Mae, VRDN (b)	200	200
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series ROC II R 11304, 0.29% (Liquidity Facility Citibank NA) (b)(f)	6,990	6,990
		51,848
Colorado - 1.8%
Adams County Rev. (Adams Mental Health Foundation Prog.) Series 1997, 0.6%, LOC JPMorgan Chase Bank, VRDN (b)	935	935
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,685	1,685
Colorado Health Facilities Auth. Rev.:
Participating VRDN Series Putters 2999, 0.34% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,245	6,245
(Catholic Health Initiatives Proj.) Series 2004 B:
0.27% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	600	600
0.3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	2,500	2,500
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series EGL 07 0040, 0.3% (Liquidity Facility Citibank NA) (b)(f)	3,700	3,700
Colorado Springs Utils. Rev. Series 2000 A, 0.27%, VRDN (b)	7,225	7,225
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Mesa County Econ. Dev. Rev. (Leitner-Poma of America, Inc. Proj.) Series 2009, 0.37%, LOC Wells Fargo Bank NA, VRDN (b)	$ 8,000	$ 8,000
Midcities Metropolitan District # 1 (Broomfield City & County Proj.) Series 2004 B, 0.27%, LOC BNP Paribas SA, VRDN (b)	4,000	4,000
Univ. of Colorado Hosp. Auth. Rev. Series 2008 B, 0.27%, LOC Wells Fargo Bank NA, VRDN (b)	2,500	2,500
		37,390
Connecticut - 1.9%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.8% tender 6/10/10, CP mode	5,000	5,000
Connecticut Gen. Oblig.:
BAN:
Series 2009 B, 4% 6/1/11	2,400	2,485
Series 2010 A, 2% 5/19/11	6,100	6,191
Series 2004 A, 0.4% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	4,000	4,000
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN Series EGL 7 05 3031, 0.29% (Liquidity Facility Citibank NA) (b)(f)	4,300	4,300
Connecticut Hsg. Fin. Auth. (Hsg. Mtg. Fin. Prog.):
Series 2005 D4, 0.3% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (b)	3,915	3,915
Series 2005 D6, 0.3% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (b)	1,380	1,380
Series 2005 E4, 0.3% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (b)	4,180	4,180
Danbury Gen. Oblig. BAN Series 2009, 2% 7/29/10	7,300	7,318
		38,769
Delaware - 0.6%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.5%, VRDN (b)	5,400	5,400
Delaware Health Facilities Auth. Rev. (Bayhealth Med. Ctr. Proj.) Series 2009 B, 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,515	2,515
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.3%, LOC Wells Fargo Bank NA, VRDN (b)	5,000	5,000
		12,915
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - 2.2%
District of Columbia Rev.:
(Ctr. For Strategic & Int'l. Studies Proj.) Series 2008, 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	$ 6,730	$ 6,730
(The AARP Foundation Proj.) Series 2004, 0.3%, LOC Bank of America NA, VRDN (b)	1,600	1,600
(The Pew Charitable Trust Proj.) Series 2008 A, 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	15,000	15,000
(The Phillips Collection Issue Proj.) Series 2003, 0.3%, LOC Bank of America NA, VRDN (b)	3,935	3,935
(The Washington Ctr. for Internships and Academic Seminars Proj.) Series 2009, 0.29%, LOC Branch Banking & Trust Co., VRDN (b)	4,900	4,900
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2003, 0.3%, LOC Bank of America NA, VRDN (b)	11,400	11,400
		43,565
Florida - 7.8%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2008 B, 0.26% tender 6/8/10, LOC Bank of America NA, CP mode	6,200	6,200
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.28%, LOC Freddie Mac, VRDN (b)	1,065	1,065
Florida Board of Ed. Lottery Rev. Bonds Series 2007 A, 5% 7/1/10	2,735	2,745
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds Series 2007 E, 4% 6/1/11	1,490	1,542
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.33% (Liquidity Facility Wells Fargo & Co.) (b)(f)	3,310	3,310
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Victoria Park Apts. Proj.) Series 2002 J, 0.28%, LOC Fannie Mae, VRDN (b)	1,100	1,100
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2006 A, 5% 7/1/10	8,355	8,386
Jacksonville Econ. Dev. Commission Rev. (YMCA of Florida's First Coast Proj.) 0.3%, LOC Bank of America NA, VRDN (b)	9,335	9,335
Jacksonville Elec. Auth. Elec. Sys. Rev. Bonds Series F, 0.35% tender 6/21/10 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	15,000	15,000
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Augustine Apts. Proj.) 0.28%, LOC Fannie Mae, VRDN (b)	2,650	2,650
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.):
Series 1992, 0.9% tender 6/1/10, CP mode	$ 1,800	$ 1,800
Series 1994, 0.9% tender 6/1/10, CP mode	2,800	2,800
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 17 Issue 2, 5.25% 10/1/10	6,050	6,144
JEA Wtr. & Swr. Sys. Rev. Bonds Series 2009 B, 3% 10/1/10	4,130	4,164
Nassau County Poll. Cont. Rev. (Rayonier Proj.) 0.3%, LOC Bank of America NA, VRDN (b)	4,400	4,400
Orange County Health Facilities Auth. Rev. (Presbyterian Retirement Cmnty., Inc. Proj.) Series 2006 B, 0.28%, LOC Branch Banking & Trust Co., VRDN (b)	6,905	6,905
Palm Beach County Rev.:
(Benjamin Private School Proj.) 0.3%, LOC Bank of America NA, VRDN (b)	16,300	16,300
(Hanley Ctr. Proj.) Series 2006, 0.3%, LOC Bank of America NA, VRDN (b)	7,455	7,455
(King's Academy, Inc. Proj.) Series 2006, 0.27%, LOC Wells Fargo Bank NA, VRDN (b)	1,600	1,600
(Morse Oblig. Group Proj.) Series 2003, 0.27%, LOC TD Banknorth, NA, VRDN (b)	6,260	6,260
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.3%, LOC Bank of America NA, VRDN (b)	2,200	2,200
Pasco County School Board Ctfs. of Prtn.:
Series 2008 A, 0.27%, LOC Wells Fargo Bank NA, VRDN (b)	5,100	5,100
Series 2008 C, 0.31%, LOC Bank of America NA, VRDN (b)	5,100	5,100
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.) Series 2009 A3, 0.27%, LOC Wells Fargo Bank NA, VRDN (b)	1,000	1,000
(Suncoast Hospice Proj.) Series 2004, 0.27%, LOC Wells Fargo Bank NA, VRDN (b)	1,605	1,605
Pinellas County School District TAN Series 2009, 1.5% 6/30/10	4,300	4,304
Saint Petersburg Health Facilities Auth. Rev.:
(All Children's Hosp. Proj.) Series 2005 A1, 0.27%, LOC Wells Fargo Bank NA, VRDN (b)	8,000	8,000
(Presbyterian Retirement Cmntys. Proj.) Series 2009, 0.28%, LOC Branch Banking & Trust Co., VRDN (b)	3,400	3,400
Sunshine State Govt. Fing. Commission Rev. Series L, 0.35% 6/1/10, LOC Dexia Cr. Local de France, CP	10,300	10,300
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Participating VRDN Series Putters 3324, 0.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,000	1,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 0.28%, LOC Fannie Mae, VRDN (b)	$ 1,050	$ 1,050
Winter Haven Util. Sys. Impt. & Rfdg. Rev. Participating VRDN Series Solar 06 54, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	4,660	4,660
		156,880
Georgia - 1.4%
Atlanta Tax Allocation (Westside Proj.) Series 2008, 0.27%, LOC Wells Fargo Bank NA, VRDN (b)	6,200	6,200
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.25%, VRDN (b)	2,700	2,700
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.3%, LOC Freddie Mac, VRDN (b)	5,225	5,225
Fulton County Dev. Auth.:
(Mount Vernon Presbyterian School Proj.) Series 2005, 0.29%, LOC Branch Banking & Trust Co., VRDN (b)	2,500	2,500
(Pace Academy, Inc. Proj.) Series 2008, 0.3%, LOC Bank of America NA, VRDN (b)	4,300	4,300
Georgia Road & Thruway Auth. Rev. Bonds Series 2009 A, 2.5% 6/1/10	2,000	2,000
Muni. Elec. Auth. of Georgia Series 1985 B, 0.3%, LOC Landesbank Hessen-Thuringen, VRDN (b)	3,800	3,800
Smyrna Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Hills of Post Village Proj.) Series 1995, 0.27%, LOC Fannie Mae, VRDN (b)	2,100	2,100
		28,825
Hawaii - 0.5%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Hawaii Pacific Health Proj.) Series 2009 A, 0.24%, LOC Union Bank of California, VRDN (b)	5,000	5,000
Honolulu City & County Gen. Oblig. Participating VRDN Series Putters 3391, 0.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000	5,000
		10,000
Idaho - 0.1%
Idaho Gen. Oblig. TAN Series 2009, 2.5% 6/30/10	2,500	2,504
Illinois - 5.3%
Chicago Board of Ed. Series 2009 A1, 0.3%, LOC Harris NA, VRDN (b)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN:
Series Putters 3448, 0.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 2,805	$ 2,805
Series Solar 06 75, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	3,200	3,200
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 C, 0.33%, LOC Landesbank Baden-Wuert, VRDN (b)	2,200	2,200
Chicago Wtr. Rev.:
Series 2004 A2, 0.25%, LOC California Pub. Employees' Retirement Sys., VRDN (b)	2,485	2,485
Series 2004 A3, 0.26%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	3,200	3,200
DuPage County Rev. (Morton Arboretum Proj.) 0.3%, LOC Bank of America NA, VRDN (b)	10,500	10,500
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	18,900	18,900
(Children's Memorial Hosp. Proj.) Series 2008 C, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	19,200	19,200
(Clare Oaks Proj.) Series C, 0.57%, LOC Banco Santander SA, VRDN (b)	11,300	11,300
(Edward Hosp. Obligated Group Proj.) Series 2008 B2, 0.32%, LOC JPMorgan Chase Bank, VRDN (b)	1,000	1,000
(Little Co. of Mary Hosp. Proj.) Series 2008 A, 0.28%, LOC JPMorgan Chase Bank, VRDN (b)	1,000	1,000
(Northwest Cmnty. Hosp. Proj.) Series 2008 B, 0.26%, LOC Wells Fargo Bank NA, VRDN (b)	1,100	1,100
(OSF Healthcare Sys. Proj.) Series 2009 D, 0.27%, LOC JPMorgan Chase Bank, VRDN (b)	5,000	5,000
(Rehabilitation Institute of Chicago Proj.) Series 2009 C, 0.27%, LOC Northern Trust Co., Chicago, VRDN (b)	2,160	2,160
(Saint Xavier Univ. Proj.) Series 2008, 0.3%, LOC Bank of America NA, VRDN (b)	3,900	3,900
Illinois Health Facilities Auth. Rev. Bonds (Advocate Health Care Network Proj.) Series 2000, 6.125% 11/15/11 (Pre-Refunded to 11/15/10 @ 100) (e)	2,835	2,909
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.3%, LOC Freddie Mac, VRDN (b)	3,250	3,250
Lisle Village Multi-family Hsg. Rev. (Four Lakes Phase V-Lisle) Series 1996, 0.3%, LOC Bank of America NA, VRDN (b)	7,180	7,180
		106,289
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - 3.5%
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	$ 5,800	$ 5,800
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 A, 0.27%, LOC JPMorgan Chase Bank, VRDN (b)	10,000	10,000
Series 2008 F, 0.25%, LOC Bank of New York, New York, VRDN (b)	7,140	7,140
Series 2008 J, 0.25%, LOC Wells Fargo Bank NA, VRDN (b)	1,425	1,425
Indiana Fin. Auth. Hosp. Rev.:
(Cmnty. Foundation of Northwest Indiana Proj.) Series 2008, 0.26%, LOC Harris NA, VRDN (b)	6,800	6,800
(Cmnty. Health Network Proj.) Series 2009 B, 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	9,000	9,000
Indiana Fin. Auth. Rev. (DePauw Univ. Proj.) Series 2008 B, 0.25%, LOC Harris NA, VRDN (b)	16,600	16,600
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.35%, LOC Royal Bank of Scotland PLC, VRDN (b)	8,400	8,400
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2001, 0.3%, LOC Bank of America NA, VRDN (b)	5,540	5,540
		70,705
Iowa - 0.8%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.37%, VRDN (b)	9,000	9,000
Iowa Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2000 D, 0.25%, VRDN (b)	6,915	6,915
		15,915
Kansas - 0.4%
Kansas Dev. Fin. Auth. Rev. Bonds (Sisters of Charity of Leavenworth Health Sys. Proj.) Series 2010 A, 1.5% 1/1/11	4,575	4,602
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN Series 2010 I, 0.625% 3/1/11	2,900	2,902
		7,504
Louisiana - 1.5%
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series Putters 2378, 0.34% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,035	1,035
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Gas & Fuel Tax Rev. Participating VRDN: - continued
Series Solar 06 150, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	$ 20,625	$ 20,625
Louisiana Pub. Facilities Auth. Rev. (CommCare Corp. Proj.) Series 2008 A, 0.26%, LOC JPMorgan Chase Bank, VRDN (b)	7,940	7,940
		29,600
Maine - 0.7%
Maine Health & Higher Ed. Facilities Auth. Rev.:
Series 2008 A, 0.3%, LOC KBC Bank NV, VRDN (b)	5,760	5,760
Series 2008 B, 0.35%, LOC KBC Bank NV, VRDN (b)	2,100	2,100
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	7,020	7,020
		14,880
Maryland - 2.5%
Baltimore County Econ. Dev. Rev.:
(Blue Circle, Inc. Proj.) Series 1992, 0.3%, LOC BNP Paribas SA, VRDN (b)	6,100	6,100
(The Bais Yaakov School for Girls Proj.) Series 2003, 0.38%, LOC Bank of America NA, VRDN (b)	1,000	1,000
Carroll County Rev. (Fairhaven and Copper Ridge Proj.) Series 2004 A, 0.27%, LOC Branch Banking & Trust Co., VRDN (b)	8,435	8,435
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.28%, LOC Fannie Mae, VRDN (b)	1,200	1,200
Maryland Econ. Dev. Auth. Rev. (Associated Projs.) Series A, 0.3%, LOC Bank of America NA, VRDN (b)	1,390	1,390
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Adventist Healthcare Proj.) Series 2005 A, 0.27%, LOC Bank of America NA, VRDN (b)	13,900	13,900
(Howard County Gen. Hosp. Proj.) Series 2008, 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	9,650	9,650
(Mercy Med. Ctr. Proj.):
Series 2007 B, 0.3%, LOC Bank of America NA, VRDN (b)	2,300	2,300
Series 2007 D, 0.27%, LOC Wells Fargo Bank NA, VRDN (b)	3,100	3,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.3%, LOC Bank of America NA, VRDN (b)	$ 2,330	$ 2,330
Washington Suburban San. District Bonds (Sewage Disp. Proj.) Series 2005, 5% 6/1/10	2,000	2,000
		51,405
Massachusetts - 1.7%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2008 A1, 0.3% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	10,000	10,000
Massachusetts Dev. Fin. Agcy. Rev. (Childrens Museum Proj.) Series 2006, 0.35%, LOC RBS Citizens NA, VRDN (b)	900	900
Massachusetts Gen. Oblig.:
Participating VRDN:
Series DCL 08 42, 0.34% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	3,000	3,000
Series SG 126, 0.29% (Liquidity Facility Societe Generale) (b)(f)	2,000	2,000
Series 2006 A, 0.3% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	3,200	3,200
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 A, 0.65% tender 6/3/10, CP mode	2,000	2,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series BA 08 1082, 0.29% (Liquidity Facility Bank of America NA) (b)(f)	6,680	6,680
Series EGL 07 0031, 0.3% (Liquidity Facility Citibank NA) (b)(f)	1,000	1,000
Series Putters 2479Z, 0.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,100	3,100
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 C, 0.3% (Liquidity Facility Bayerische Landesbank), VRDN (b)	1,700	1,700
		33,580
Michigan - 1.1%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 B1, 0.41%, LOC RBS Citizens NA, VRDN (b)	9,700	9,700
Michigan Bldg. Auth. Rev. Series 5:
0.35% 6/24/10, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	1,635	1,635
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Bldg. Auth. Rev. Series 5: - continued
0.35% 6/24/10, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	$ 3,670	$ 3,670
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Grand Rapids Art Museum Proj.) Series 2006 A, 0.38%, LOC Bank of America NA, VRDN (b)	1,400	1,400
(Van Andel Research Institute Proj.) Series 2008, 0.27%, LOC Bank of America NA, VRDN (b)	1,100	1,100
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) Series 2009, 0.32%, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	4,300	4,300
		21,805
Minnesota - 0.6%
Oak Park Heights Multi-Fam Rev. 0.27%, LOC Freddie Mac, VRDN (b)	3,265	3,265
St. Paul City Port Auth. District Heating Rev. Series 2009 7Q, 0.27%, LOC Deutsche Bank AG, VRDN (b)	1,300	1,300
Univ. of Minnesota Series 2001 C, 0.3% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	8,550	8,550
		13,115
Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Rev. (Jackson Med. Mall Foundation Prog.) Series 2008 A, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	4,800	4,800
Missouri - 1.0%
Cape Girardeau County Indl. Dev. Auth. (St. Francis Med. Ctr. Proj.) Series 2009 B, 0.27%, LOC Wells Fargo Bank NA, VRDN (b)	4,200	4,200
Kansas City Indl. Dev. Auth. Student Hsg. Facilities Rev. (Oak Street West Proj.) Series 2006, 0.29%, LOC Bank of America NA, VRDN (b)	11,205	11,205
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (Cox Health Sys. Proj.) Series 2008 C, 0.3%, LOC Bank of America NA, VRDN (b)	5,000	5,000
		20,405
Nebraska - 0.8%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.27% (Liquidity Facility Royal Bank of Canada), VRDN (b)	5,600	5,600
Omaha Pub. Pwr. District Elec. Rev.:
Participating VRDN Series Putters 3700 Z, 0.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Omaha Pub. Pwr. District Elec. Rev.: - continued
0.33% 8/13/10 (Liquidity Facility JPMorgan Chase Bank), CP	$ 4,000	$ 4,000
0.37% 8/10/10 (Liquidity Facility JPMorgan Chase Bank), CP	2,000	2,000
		16,600
Nevada - 1.2%
Clark County Arpt. Rev.:
Series 2008 D1, 0.33%, LOC Landesbank Baden-Wuert, VRDN (b)	11,420	11,420
Series 2008 D2, 0.33%, LOC Landesbank Baden-Wuert, VRDN (b)	2,800	2,800
Clark County Fuel Tax:
Participating VRDN Series ROC II R 11507, 0.3% (Liquidity Facility Citibank NA) (b)(f)	2,800	2,800
Series 2008 A:
0.27% 6/9/10, LOC BNP Paribas SA, CP	4,000	4,000
0.29% 7/22/10, LOC California Teachers Retirement Sys., LOC State Street Bank & Trust Co., Boston, CP	3,700	3,700
		24,720
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.95% tender 6/3/10, CP mode	1,800	1,800
New Jersey - 1.0%
New Jersey Gen. Oblig. TRAN Series 2010 B, 2.5% 6/24/10	20,600	20,625
New Jersey/Pennsylvania - 0.1%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2007 B1, 0.3%, LOC Dexia Cr. Local de France, VRDN (b)	1,000	1,000
New Mexico - 0.4%
New Mexico Fin. Auth. Trans. Rev. Series 2008 B1, 0.25%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	3,400	3,400
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.27% (Liquidity Facility Royal Bank of Canada), VRDN (b)	4,500	4,500
		7,900
New York - 1.9%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 7, 0.44% 7/30/10, CP	3,300	3,300
Series 8, 0.49% 8/11/10, CP	3,900	3,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs. Participating VRDN:
Series EGL 06 47 Class A, 0.3% (Liquidity Facility Citibank NA) (b)(f)	$ 4,500	$ 4,500
Series EGL 07 0003, 0.3% (Liquidity Facility Citibank NA) (b)(f)	15,000	15,000
New York Hsg. Fin. Agcy. Rev. (505 West 37th Street Proj.) Series 2009 B, 0.3%, LOC Landesbank Hessen-Thuringen, VRDN (b)	1,600	1,600
New York Hsg. Fin. Svc. Contract Rev. Series 2003 I, 0.3%, LOC Landesbank Hessen-Thuringen, VRDN (b)	5,700	5,700
New York Metropolitan Trans. Auth. Rev.:
Series A, 0.35% 6/21/10, LOC ABN-AMRO Bank NV, CP	2,800	2,800
Series C, 0.41% 7/9/10, LOC ABN-AMRO Bank NV, CP	1,600	1,600
		38,400
North Carolina - 2.6%
Charlotte Wtr. & Swr. Sys. Rev.:
Series 2002 B, 0.27% (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	1,700	1,700
Series 2006 B, 0.27% (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	8,950	8,950
Greensboro Combined Enterprise Sys. Rev.:
Bonds Series 2009 C, 2% 6/1/10	1,465	1,465
Series 2005 B, 0.3% (Liquidity Facility Bank of America NA), VRDN (b)	2,550	2,550
Guilford County Gen. Oblig. Series 2007 B, 0.28% (Liquidity Facility Branch Banking & Trust Co.), VRDN (b)	2,200	2,200
North Carolina Cap. Facilities Fin. Agcy. Rev. (Elon Univ. Proj.) Series 2006, 0.3%, LOC Bank of America NA, VRDN (b)	3,800	3,800
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.) Series 2008 A2, 0.27%, LOC Branch Banking & Trust Co., VRDN (b)	3,200	3,200
(Deerfield Episcopal Retirement Cmnty. Proj.) Series 2008 B, 0.29%, LOC Branch Banking & Trust Co., VRDN (b)	5,000	5,000
(Friends Homes, Inc. Proj.) Series 2003, 0.3%, LOC Bank of America NA, VRDN (b)	6,275	6,275
Orange Wtr. & Swr. Auth. Series 2004 B, 0.3% (Liquidity Facility Bank of America NA), VRDN (b)	3,100	3,100
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.29% (Liquidity Facility Citibank NA) (b)(f)	9,900	9,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Wake County Gen. Oblig.:
Series 2003 B, 0.36% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)	$ 3,300	$ 3,300
Series 2003 C, 0.28% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)	1,685	1,685
		53,125
Ohio - 3.0%
Cleveland Wtrwks. Rev. Series 2008 Q, 0.27%, LOC Bank of America NA, VRDN (b)	5,300	5,300
Columbus Gen. Oblig. Participating VRDN Series Putters 2365, 0.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,360	4,360
Franklin County Health Care Facilities Rev. (Friendship Village of Dublin, Ohio, Inc. Proj.) Series 2004 B, 0.27%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	1,995	1,995
Fulton County Gen. Oblig. Rev. (Fulton County Health Ctr. Proj.) Series 2005, 0.27%, LOC JPMorgan Chase Bank, VRDN (b)	7,000	7,000
Hamilton County Hosp. Facilities Rev.:
(Childrens Hosp. Med. Ctr. Proj.) Series 2000, 0.28%, LOC JPMorgan Chase Bank, VRDN (b)	3,100	3,100
(Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 A, 0.27%, LOC JPMorgan Chase Bank, VRDN (b)	2,000	2,000
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 B, 0.27%, LOC JPMorgan Chase Bank, VRDN (b)	8,750	8,750
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.) Series A, 0.45%, VRDN (b)	2,000	2,000
(FirstEnergy Corp. Proj.) Series 2006 B, 0.27%, LOC Wells Fargo Bank NA, VRDN (b)	3,000	3,000
Ohio Higher Edl. Facility Commission Rev. Bonds (Cleveland Clinic Proj.) Series 2008 B6, 0.37% tender 11/9/10, CP mode	9,200	9,200
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Participating VRDN Series BC 09 35W, 0.27% (Liquidity Facility Barclays Bank PLC) (b)(f)	7,960	7,960
Stow Gen. Oblig. BAN 2% 5/6/11	5,025	5,091
		59,756
Oklahoma - 0.1%
Oklahoma City Ind. & Cultural Facilities (Oklahoma City Univ. Proj.) Series 2005 B, 0.3%, LOC Bank of America NA, VRDN (b)	1,000	1,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - 1.3%
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.):
Class F, 0.38% tender 6/8/10, CP mode	$ 5,000	$ 5,000
Series 2003 D, 0.35% tender 8/6/10, CP mode	4,000	4,000
Series F, 0.35% tender 7/14/10, CP mode	10,000	10,000
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (b)	5,000	5,000
Yamhill County Rev. (George Fox Univ. Proj.) Series A, 0.3%, LOC Bank of America NA, VRDN (b)	1,500	1,500
		25,500
Pennsylvania - 8.4%
Allegheny County Indl. Dev. Auth. Health & Hsg. Facilities Rev. (Longwood at Oakmont, Inc. Proj.) Series 2008 B, 0.45%, LOC Citizens Bank of Pennsylvania, VRDN (b)	2,500	2,500
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 0.29%, LOC Barclays Bank PLC, VRDN (b)	2,800	2,800
Berks County Muni. Auth. Rev. (Phoebe-Devitt Homes Obligated Group Proj.) Series 2008 A, 0.57%, LOC Banco Santander SA, VRDN (b)	2,600	2,600
Butler County Indl. Dev. Auth. Rev. (Concordia Lutheran Health & Human Care Proj.) Series 2008 A, 0.27%, LOC Bank of America NA, VRDN (b)	7,300	7,300
Chester County Indl. Dev. Auth. Student Hsg. Rev. Series 2008 A, 0.29%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (b)	10,000	10,000
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.26%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,000	2,000
Delaware County Auth. Rev.:
(Riddle Village Proj.) Series 2006, 0.57%, LOC Banco Santander SA, VRDN (b)	3,300	3,300
(White Horse Village Proj.) Series 2006 B, 0.39%, LOC Citizens Bank of Pennsylvania, VRDN (b)	1,800	1,800
Delaware County Indl. Dev. Auth. Rev. (Academy of Notre Dame de Namur Proj.) Series 2007, 0.47%, LOC Citizens Bank of Pennsylvania, VRDN (b)	200	200
Doylestown Hosp. Auth. Hosp. Rev. Series 2008 B, 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,700	3,700
Lancaster Indl. Dev. Auth. Rev. (United Zion Retirement Cmnty. Proj.) 0.4%, LOC Citizens Bank of Pennsylvania, VRDN (b)	4,530	4,530
Lower Merion School District Series 2009 B, 0.26%, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,100	4,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.26%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	$ 3,760	$ 3,760
Montgomery County Indl. Dev. Auth. Rev. (Archdiocese of Philadelphia Proj.) Series 2008 A, 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	5,000	5,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Forge Gate Apts. Proj.) Series 2001 A, 0.3%, LOC Fannie Mae, VRDN (b)	4,990	4,990
Northeastern Pennsylvania Hosp. and Ed. Auth. Rev. (The Commonwealth Med. College Proj.) Series 2009, 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	5,700	5,700
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 2004 E1, 0.26%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,835	2,835
Pennsylvania Gen. Oblig. TAN 1.5% 6/30/10	24,000	24,023
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(California Univ. of Pennsylvania Student Hsg. Proj.) Series 2006 A, 0.39%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (b)	6,640	6,640
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 0.29%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (b)	6,300	6,300
(Mercyhurst College Proj.) Series 12, 0.26%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,365	3,365
(St. Joseph's Univ. Proj.) Series 2008 B, 0.35%, LOC Citizens Bank of Pennsylvania, VRDN (b)	4,300	4,300
Pennsylvania State Univ. Bonds Series 2009 B, 1.5%, tender 6/1/11 (b)	5,200	5,200
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 0.27%, LOC Bank of America NA, VRDN (b)	5,500	5,500
Series 2008 B5, 0.3%, LOC Bank of America NA, VRDN (b)	6,900	6,900
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series B, 0.25%, LOC Wells Fargo Bank NA, VRDN (b)	3,700	3,700
Philadelphia School District Series 2008 B3, 0.27%, LOC Wells Fargo Bank NA, VRDN (b)	4,600	4,600
Scranton-Lackawanna Health & Welfare Auth. Rev. Series 2002, 0.26%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,815	3,815
Somerset County Gen. Oblig. Series 2009 A, 0.26%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,450	3,450
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series 2005 C, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	$ 12,465	$ 12,465
Southeastern Pennsylvania Trans. Auth. Rev. Series 2007, 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	13,300	13,300
		170,673
Rhode Island - 0.5%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Roger Williams Univ. Proj.) Series 2008 B, 0.3%, LOC Bank of America NA, VRDN (b)	9,300	9,300
South Carolina - 5.9%
Charleston Wtrwks. & Swr. Rev.:
Series 2006 B, 0.25% (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	7,700	7,700
Series A, 0.27% (Liquidity Facility Bank of America NA), VRDN (b)	4,000	4,000
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series BC 10 42W, 0.3% (Liquidity Facility Barclays Bank PLC) (b)(f)	2,000	2,000
Greenville County School District Bonds Series D, 2% 6/1/10	17,000	17,000
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.27%, LOC Wells Fargo Bank NA, VRDN (b)	8,900	8,900
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Claflin Univ. Proj.) 0.3%, LOC Bank of America NA, VRDN (b)	7,431	7,431
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2008 A, 0.31%, LOC Bank of America NA, VRDN (b)	4,805	4,805
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Carolina Piedmont Foundation Proj.) 0.35%, LOC Bank of America NA, VRDN (b)	3,600	3,600
(Institute for Bus. and Home Safety Proj.) Series 2009, 0.29%, LOC Branch Banking & Trust Co., VRDN (b)	4,500	4,500
South Carolina Pub. Svc. Auth. Rev.:
Participating VRDN:
Series ROC II R 11426, 0.3% (Liquidity Facility Citibank NA) (b)(f)	3,900	3,900
Series Solar 07 70, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	20,505	20,505
0.24% 6/14/10, CP	2,642	2,642
0.25% 6/10/10, CP	4,148	4,148
0.36% 6/11/10, CP	6,924	6,924
South Carolina Trans. Infrastructure Bank Rev. Series 2003 B1, 0.27%, LOC Bank of America NA, VRDN (b)	2,000	2,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Spartanburg County School District #1 Participating VRDN Bonds Series Solar 06 152, 0.29%, tender 6/4/10 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	$ 10,535	$ 10,535
Sumter County Gen. Oblig. BAN Series 2009, 1.5% 6/2/10	5,200	5,200
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.65% tender 6/1/10, CP mode	3,750	3,750
		119,540
Tennessee - 1.4%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2008 E1A, 0.29%, LOC Branch Banking & Trust Co., VRDN (b)	5,600	5,600
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 0.37%, LOC Bank of America NA, VRDN (b)	7,100	7,100
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 A, 0.33%, LOC Landesbank Baden-Wuert, VRDN (b)	4,300	4,300
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.37%, LOC Bank of America NA, VRDN (b)	8,920	8,920
Shelby County Gen. Oblig.:
Series 2004 B, 0.32% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	1,400	1,400
Series 2006 C, 0.3% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(b)	1,000	1,000
		28,320
Texas - 13.1%
Austin Independent School District:
Participating VRDN Series Putters 3554, 0.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,045	7,045
0.32% 6/17/10 (Liquidity Facility Bank of America NA), CP	10,000	10,000
Austin Util. Sys. Rev. Series A, 0.34% 6/1/10, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	9,000	9,000
Comal Independent School District Participating VRDN Series Solar 06 36, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	13,170	13,170
Fort Bend Independent School District Participating VRDN Series PZ 124, 0.33% (Liquidity Facility Wells Fargo & Co.) (b)(f)	10,140	10,140
Galena Park Independent School District Participating VRDN Series SG 154, 0.31% (Liquidity Facility Societe Generale) (b)(f)	9,900	9,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Grand Prairie Independent School District Participating VRDN Series ROC II R 11161, 0.3% (Liquidity Facility Citibank NA) (b)(f)	$ 7,955	$ 7,955
Harris County Flood Cont. District Participating VRDN Series Putters 3562, 0.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,290	4,290
Harris County Gen. Oblig. Bonds Series 2009 B2, 2%, tender 8/12/10 (b)	2,000	2,006
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.) Series 2008 A, 0.47%, LOC Compass Bank, VRDN (b)	3,600	3,600
Houston Gen. Oblig. TRAN Series 2009, 2% 6/30/10	4,000	4,005
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (Rice Univ. Proj.) Series 2006 A, 0.21% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	7,150	7,150
Houston Util. Sys. Rev.:
Participating VRDN Series Solar 06 70, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	4,000	4,000
Series B1, 0.33% 8/12/10, LOC JPMorgan Chase Bank, CP	11,350	11,350
Judson Independent School District Participating VRDN Series MS 06 1859, 0.29% (Liquidity Facility Wells Fargo & Co.) (b)(f)	3,940	3,940
Lovejoy Independent School District Participating VRDN Series DB 514, 0.31% (Liquidity Facility Deutsche Bank AG) (b)(f)	6,095	6,095
Mansfield Independent School District Participating VRDN Series PT 4627, 0.29% (Liquidity Facility Deutsche Postbank AG) (b)(f)	10,825	10,825
North East Texas Independent School District Participating VRDN Series Putters 2355, 0.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,460	4,460
Plano Gen. Oblig. Participating VRDN Series MS 06 1862, 0.29% (Liquidity Facility Wells Fargo & Co.) (b)(f)	2,920	2,920
Princeton Independent School District Participating VRDN Series SGB 02 41A, 0.27% (Liquidity Facility Societe Generale) (b)(f)	3,500	3,500
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN Series Putters 3344, 0.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,215	3,215
Series 2003, 0.3% (Liquidity Facility Bank of America NA), VRDN (b)	8,500	8,500
Series A:
0.25% 6/14/10, CP	12,660	12,660
0.27% 6/1/10, CP	4,200	4,200
0.33% 6/10/10, CP	5,300	5,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Gen. Oblig. Series A, 0.34% 6/3/10, LOC Bank of America NA, CP	$ 4,830	$ 4,830
San Antonio Wtr. Sys. Rev. Series 2001 A, 0.33% 6/10/10, CP	1,418	1,418
Spring Branch Independent School District Participating VRDN Series Putters 3377, 0.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,245	2,245
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Health Resources Proj.) Series 2008 A, 0.21%, VRDN (b)	5,430	5,430
Texas Gen. Oblig. TRAN Series 2009, 2.5% 8/31/10	41,300	41,508
Texas Pub. Fin. Auth. Rev.:
Series 2003, 0.38% 8/13/10, CP	3,000	3,000
Series 2008:
0.27% 8/13/10, CP	5,000	5,000
0.27% 8/13/10, CP	4,000	4,000
0.38% 8/10/10, CP	2,500	2,500
Texas Wtr. Dev. Board Rev. Participating VRDN Series SGA 00 104, 0.3% (Liquidity Facility Societe Generale) (b)(f)	10,470	10,470
Travis County Health Facilities Dev. (Longhorn Village Proj.) Series 2008 B, 0.27%, LOC Bank of Scotland PLC, VRDN (b)	12,515	12,515
Univ. of Texas Permanent Univ. Fund Rev. Participating VRDN Series ROC II R 11266, 0.29% (Liquidity Facility Citibank NA) (b)(f)	3,680	3,680
		265,822
Utah - 0.7%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.):
Series 1991, 0.3%, LOC BNP Paribas SA, VRDN (b)	2,400	2,400
Series 1994, 0.27%, LOC Wells Fargo Bank NA, VRDN (b)	1,000	1,000
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds Series 2009 A, 3% 7/1/10	1,200	1,203
Series 1997 B1, 0.25% 6/11/10 (Liquidity Facility Bank of Nova Scotia), CP	4,400	4,400
Series 1997 B2, 0.32% 6/7/10 (Liquidity Facility Bank of Nova Scotia), CP	2,800	2,800
Utah Wtr. Fin. Agcy. Rev. Series B3, 0.33% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	3,000	3,000
		14,803
Virginia - 2.4%
Albemarle County Indl. Dev. Auth. Health Srv 0.27%, LOC Wells Fargo Bank NA, VRDN (b)	3,815	3,815
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Norfolk Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.33%, LOC Landesbank Baden-Wuert, VRDN (b)	$ 5,900	$ 5,900
Richmond Pub. Util. Rev. Participating VRDN:
Series ROC II R 10410, 0.3% (Liquidity Facility Citibank NA) (b)(f)	3,930	3,930
Series ROC II R 11262, 0.3% (Liquidity Facility Citibank NA) (b)(f)	4,880	4,880
Univ. of Virginia Gen. Rev. Participating VRDN Series EGL 06 17 Class A, 0.29% (Liquidity Facility Citibank NA) (b)(f)	17,200	17,200
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series PZ 161, 0.33% (Liquidity Facility Wells Fargo & Co.) (b)(f)	3,860	3,860
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series MS 06 1860, 0.29% (Liquidity Facility Wells Fargo & Co.) (b)(f)	4,720	4,720
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN Series Putters 3651, 0.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,225	4,225
		48,530
Washington - 2.8%
Cascade Wtr. Alliance Wtr. Sys. Rev. Participating VRDN Series Solar 06 73 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	17,210	17,210
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,000	1,000
Energy Northwest Elec. Rev. Bonds Series 2008 D, 5% 7/1/10	4,610	4,627
King County Swr. Rev. Participating VRDN Series ROC II R 11717, 0.3% (Liquidity Facility Citibank NA) (b)(f)	5,645	5,645
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.3%, LOC Bank of America NA, VRDN (b)	1,100	1,100
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.29% (Liquidity Facility Wells Fargo & Co.) (b)(f)	2,510	2,510
Snohomish County Pub. Util. District #1 Elec. Rev. RAN Series 2009 B, 2% 8/5/10	11,595	11,627
Vancouver Hsg. Auth. Rev. Series 2008, 0.27%, LOC Freddie Mac, VRDN (b)	4,475	4,475
Washington Health Care Facilities Auth. Rev. (Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 B, 0.32%, LOC Bank of America NA, VRDN (b)	3,150	3,150
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (New Haven Apts. Proj.) Series 2009, 0.28%, LOC Fannie Mae, VRDN (b)	$ 4,000	$ 4,000
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 0.4%, LOC Bank of America NA, VRDN (b)	1,420	1,420
		56,764
West Virginia - 0.5%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 D, 0.3%, LOC Bank of America NA, VRDN (b)	10,810	10,810
Wisconsin - 1.9%
Wisconsin Ctr. District Tax Rev. Series 2001 A, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (b)	7,300	7,300
Wisconsin Gen. Oblig. Series 2005 A, 0.35% 6/10/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	4,700	4,700
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds (Alexian Brothers Health Sys. Proj.) 0.33% tender 7/7/10, LOC JPMorgan Chase Bank, CP mode	2,900	2,900
(Gundersen Lutheran Clinic Proj.) Series 2008 A, 0.27%, LOC Wells Fargo Bank NA, VRDN (b)	1,955	1,955
Wisconsin Trans. Rev.:
Series 1997 A, 0.35% 6/11/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	10,884	10,884
Series 2006 A:
0.32% 8/10/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	3,000	3,000
0.33% 6/10/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	7,500	7,500
		38,239
Municipal Securities - continued
	Shares	Value (000s)
Other - 6.3%
Fidelity Tax-Free Cash Central Fund, 0.26% (c)(d)	127,653,900	$ 127,654
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $2,024,365)		2,024,365
NET OTHER ASSETS - (0.1)%		(2,304)
NET ASSETS - 100%		$ 2,022,061
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 220
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At May 31, 2010, the cost of investment securities for income tax purposes was $2,024,365,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2010